UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-4813
                  --------------------------------------------

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

   BNY Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                         -------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 248-6000
           -----------------------------------------------------------

                      Date of fiscal year end: September 30
                   ------------------------------------------

                   Date of reporting period: December 31, 2007
                     --------------------------------------

THIS FORM N-Q REFLECTS REVISED SCHEDULES OF INVESTMENTS FOR MELLON EQUITY LARGE CAP GROWTH FUND, MELLON EQUITY MICRO CAP FUND, THE BOSTON COMPANY EMERGING MARKETS CORE EQUITY FUND, THE BOSTON COMPANY INTERNATIONAL CORE EQUITY FUND, THE BOSTON COMPANY SMALL CAP GROWTH FUND, THE BOSTON COMPANY SMALL CAP VALUE FUND, THE BOSTON COMPANY SMALL CAP VALUE FUND II, THE BOSTON COMPANY SMALL CAP TAX-SENSITIVE EQUITY FUND, AND THE BOSTON COMPANY SMALL/MID CAP GROWTH FUND (THE "FUNDS"), EACH FOR THE REPORTING PERIOD ENDED DECEMBER 31, 2007. THE SCHEDULES OF INVESTMENTS AS OF DECEMBER 31, 2007 OF THESE FUNDS WERE INITIALLY FILED WITH THE COMMISSION ON FORM N-Q ON FEBRUARY 28, 2008.

Item 1 -- Schedule of Investments.


Mellon Institutional Funds Investment Trust
Mellon Equity Large Cap Growth Fund
Schedule of Investments--December 31, 2007 (Unaudited)

Security                                                                Shares                   Value ($)
------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--101.0%

Equities--99.8%

Consumer Cyclicals--7.7%
Best Buy Co., Inc.                                                      450                      23,692
Chipotle Mexican Grill, Inc., Class A                                   100  a,b                 14,707
Coach, Inc.                                                             500  a                   15,290
Costco Wholesale Corp.                                                  550                      38,368
Dick's Sporting Goods, Inc.                                             400  a                   11,104
McDonald's Corp.                                                        800                      47,128
NIKE, Inc., Class B                                                     600                      38,544
Sotheby's Holdings, Inc., Class A                                       300                      11,430
Tiffany & Co.                                                           200                       9,206
Weight Watchers International, Inc.                                     300                      13,554
Wynn Resorts Ltd.                                                       150                      16,820
                                                                                                239,843
Consumer Hard Goods--1.0%
Harley-Davidson, Inc.                                                   250                      11,677
International Game Technology                                           450                      19,769
                                                                                                 31,446
Consumer Staples--7.3%
Altria Group, Inc.                                                      800                      60,464
Anheuser Busch Co., Inc.                                                400                      20,936
Coca-Cola Co.                                                           250                      15,342
Kimberly-Clark Corp.                                                    250                      17,335
Pactiv Corp.                                                            500  a                   13,315
Pepsico, Inc.                                                           950                      72,105
Procter & Gamble Co.                                                    350                      25,697
                                                                                                225,194
Financials--7.8%
Allstate Corp.                                                          300                      15,669
American Express Co.                                                    750                      39,015
Franklin Resources, Inc.                                                250                      28,607
Goldman Sachs Group, Inc.                                               250                      53,762
IntercontinentalExchange, Inc.                                           50  a                    9,625
JPMorgan Chase & Co.                                                    300                      13,095
MasterCard, Inc., Class A                                               100  b                   21,520
Nasdaq Stock Market, Inc.                                               450  a                   22,271
NYSE Euronext                                                           250  b                   21,943
ProLogis - REIT                                                         250                      15,845
                                                                                                241,352
Health Care--16.0%
Aetna, Inc.                                                             350                      20,205
Amerisourcebergen Corp.                                                 400                      17,948
Amgen, Inc.                                                             800  a                   37,152
Becton Dickinson & Co.                                                  350                      29,253
Celgene Corp.                                                           500  a                   23,105
Cigna Corp.                                                             250                      13,432
Davita, Inc.                                                            200  a                   11,270
Endo Pharmaceuticals Holdings, Inc.                                     650  a                   17,335
Forest Laboratories, Inc.                                               550  a                   20,047
Genentech, Inc.                                                         300  a                   20,121
Herbalife Ltd.                                                          500                      20,140
Humana, Inc.                                                            200  a                   15,062
Intuitive Surgical, Inc.                                                 50  a                   16,225
Johnson & Johnson                                                       400                      26,680
Laboratory Corp. of America Holdings                                    150  a                   11,330
Medtronic, Inc.                                                         700                      35,189
Merck & Co., Inc.                                                       500                      29,055
Schering-Plough Corp.                                                 1,100                      29,304
UnitedHealth Group, Inc.                                                800                      46,560
Wyeth                                                                   850                      37,562
Zimmer Holdings, Inc.                                                   300  a                   19,845
                                                                                                496,820
Industrials--10.1%
Boeing Co.                                                              450                      39,357
Cummins, Inc.                                                           150                      19,105
Emerson Electric Co.                                                    750                      42,495
Fluor Corp.                                                             200                      29,144
Foster Wheeler Ltd.                                                     100  a                   15,502
General Cable Corp.                                                     250  a                   18,320
Jacobs Engineering Group, Inc.                                          250  a                   23,903
Kirby Corp.                                                             250  a                   11,620
Lennox International, Inc.                                              400                      16,568
Manpower, Inc.                                                          250                      14,225
Parker Hannifin Corp.                                                   275                      20,710
Raytheon Co.                                                            550                      33,385
Republic Services, Inc.                                                 500                      15,675
Woodward Governor Co.                                                   200                      13,590
                                                                                                313,599
Information--9.0%
Accenture Ltd., Class A                                                 900                      32,427
Akamai Technologies, Inc.                                               600  a,b                 20,760
Amazon.com, Inc.                                                        300  a                   27,792
Cognizant Technology Solutions Corp., Class A                           700  a                   23,758
Equifax, Inc.                                                           350                      12,726
Google, Inc., Class A                                                   100  a                   69,148
News Corp., Class A                                                   1,050                      21,515
Priceline.com, Inc.                                                     100  a                   11,486
Walt Disney Co.                                                       1,300                      41,964
Watson Wyatt Worldwide, Inc., Class A                                   350                      16,244
                                                                                                277,820
Materials--4.8%
Celanese Corp., Class A                                                 450                      19,044
El Du Pont de Nemours & Co.                                             400                      17,636
Freeport-McMoRan Cooper and Gold, Inc.                                  300                      30,732
Monsanto Co.                                                            550                      61,430
Nucor Corp.                                                             350                      20,727
                                                                                                149,569
Oil And Gas Producer--9.0%
ConocoPhillips                                                          400                      35,320
ENSCO International, Inc.                                               350  b                   20,867
Exxon Mobil Corp.                                                       550                      51,529
Marathon Oil Corp.                                                      200                      12,172
McDermott International, Inc.                                           350  a                   20,661
National-Oilwell Varco, Inc.                                            250  a                   18,365
Noble Corp.                                                             400                      22,604
Oceaneering International, Inc.                                         100  a                    6,735
Schlumberger Ltd.                                                       300                      29,511
Tesoro Corp.                                                            200                       9,540
Transocean, Inc.                                                        145  a                   20,757
Unit Corp.                                                              200  a                    9,250
Valero Energy Corp.                                                     300                      21,009
                                                                                                278,320
Technology--25.8%
Adobe Systems, Inc.                                                     300  a                   12,819
Apple Computer, Inc.                                                    450  a                   89,136
Applied Materials, Inc.                                               1,750                      31,080
Autodesk, Inc.                                                          400  a                   19,904
Avnet, Inc.                                                             200  a                    6,994
Cisco Systems, Inc.                                                   3,550  a                   96,098
Danaher Corp.                                                           150                      13,161
Dolby Laboratories, Inc., Class A                                       400  a                   19,888
EMC Corp.                                                             1,350  a                   25,015
Flextronics International Ltd.                                        1,000  a                   12,060
Harris Corp.                                                            250                      15,670
Hewlett-Packard Co.                                                   1,150                      58,052
Intel Corp.                                                           1,300                      34,658
International Business Machines Corp.                                   550                      59,455
Linear Technology Corp.                                                 450                      14,324
McAfee, Inc.                                                            300  a                   11,250
Microsoft Corp.                                                       3,600                     128,160
National Semiconductor Corp.                                            400                       9,056
Nokia OYJ - ADR                                                         350                      13,437
Nvidia Corp.                                                            300  a                   10,206
Oracle Corp.                                                          2,050  a                   46,289
Qualcomm, Inc.                                                          600                      23,610
Standard Microsytems Corp.                                              200  a                    7,814
Texas Instruments, Inc.                                               1,300                      43,420
                                                                                                801,556
Telecommunication--0.8%
NII Holdings, Inc.                                                      200  a                    9,664
SBA Communications Corp., Class A                                       450  a                   15,228
                                                                                                 24,892
Utilities--0.5%
Sempra Energy                                                           250                      15,470

TOTAL EQUITIES (Cost $2,757,876)                                                              3,095,881

INVESTMENT OF CASH COLLATERAL --1.2%                                 Shares
                                                                    --------
BlackRock Cash Strategies L.L.C (Cost $35,943)                       35,943                      35,943


TOTAL UNAFFILIATED INVESTMENTS (Cost $2,793,819)                                              3,131,824


AFFILIATED INVESTMENTS--1.5%
Dreyfus Institutional Preferred Plus MoneyMarket Fund                 1,989  c                    1,989
Dreyfus Institutional Cash Advantage Fund                            44,987  c d                 44,987
                                                                                           ------------
TOTAL AFFILIATED INVESTMENTS (Cost $46,976)                                                      46,976

TOTAL INVESTMENTS--102.5% (Cost $2,840,795)                                                   3,178,800
LIABILITIES IN EXCESS OF OTHER ASSETS--(2.5%)                                                   (77,120)
                                                                                           ------------
NET ASSETS--100.0%                                                                            3,101,680
                                                                                           ============


ADR - American Depository Receipts
REIT--Real Estate Investment Trust
a    Non-income producing security.
b    Security, or a portion of thereof, was on loan at December 31, 2007.
c    Affiliated institutional money market fund.
d    Investment of security lending cash collateral

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $2,840,795. Net unrealized appreciation on investments was $338,005 of which $453,136 related to appreciated investment securities and $115,131 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Mellon Institutional Funds Investment Trust
Mellon Equity Micro Cap Fund
Schedule of Investments--December 31, 2007 (Unaudited)

Security                                                                   Shares                Value ($)
-----------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--107.7%

EQUITIES--99.8%

Consumer Cyclicals--5.1%
AFC Enterprises, Inc.                                                     2,000 a                 22,640
Buffalo Wild Wings, Inc.                                                  1,450 a,b               33,669
Fred's, Inc., Class A                                                     4,500                   43,335
FTD Group, Inc.                                                           3,950                   50,876
G-III Apparel Group Ltd.                                                  1,600 a                 23,632
Hibbett Sports, Inc.                                                      1,400 a                 27,972
Jos a Bank Clothiers, Inc.                                                1,700 a,b               48,365
Kenneth Cole Productions, Inc., Cl. A                                     2,000                   34,980
Landry's Restaurants, Inc.                                                1,600 b                 31,520
Maidenform Brands, Inc.                                                   2,400 a                 32,472
Monarch Casino & Resort, Inc.                                             2,500 a                 60,200
Republic Airways Holding, Inc.                                            1,500 a                 29,385
                                                                                                 439,046
Consumer Hard Goods--3.1%
Aftermarket Technology Corp.                                              1,650 a                 44,979
Arctic Cat, Inc.                                                          3,150                   37,611
hhgregg, Inc.                                                             1,700 a                 23,392
JAKKS Pacific, Inc.                                                       2,000 a                 47,220
Knoll, Inc.                                                               1,600                   26,288
Midas, Inc.                                                               1,500 a,b               21,990
Movado Group, Inc.                                                        1,200                   30,348
Premier Exhibitions, Inc.                                                 3,500 a                 38,290
                                                                                                 270,118
Consumer Staples--2.8%
Core-Mark Holding Co., Inc.                                               1,500 a                 43,080
Imperial Sugar Co.                                                        1,700 b                 31,909
J & J Snack Food Corp.                                                    1,400                   43,792
Libbey, Inc.                                                              2,150                   34,056
Physicians Formula Holdings, Inc.                                         3,000 a                 35,640
Spartan Stores, Inc.                                                      2,150                   49,128
                                                                                                 237,605
Financials--19.1%
Agree Realty Corp. REIT                                                   1,200                   36,120
American Physicians Capital, Inc.                                           800                   33,168
Ameris Bancorp                                                            2,650 b                 44,652
Amerisafe, Inc.                                                           2,550 a                 39,550
Anchor Bancorp Wisconsin, Inc.                                            2,300 b                 54,096
ASTA Funding, Inc.                                                        1,300 b                 34,372
Capital Lease Funding, Inc. REIT                                          4,400 b                 37,048
Cedar Shopping Centers, Inc. REIT                                         3,700                   37,851
City Bank Lynnwood WA                                                     1,700 b                 38,114
Community Bank System, Inc.                                               1,600                   31,792
Community Trust Bancorp, Inc.                                             1,200                   33,036
Dollar Financial Corp.                                                    1,000 a                 30,690
First Financial Corp.                                                     1,500                   42,510
FPIC Insurance Group, Inc.                                                  800 a                 34,384
Great Southern Bancorp, Inc.                                              1,400                   30,744
Hallmark Financial Services, Inc.                                         2,700 a                 42,822
Harleysville Group, Inc.                                                  1,500                   53,070
Hersha Hospitality Trust REIT                                             3,000                   28,500
Horizon Financial Corp.                                                   2,200                   38,368
Independent Bank Corp.                                                    1,500                   40,830
Intervest Bancshares Corp.                                                1,900                   32,718
Medical Properties Trust, Inc. REIT                                       2,400                   24,456
National Penn Bancshares, Inc.                                            2,475 b                 37,472
NBT Bancorp, Inc.                                                         1,900                   43,358
Old Second Bancorp, Inc.                                                  1,500 b                 40,185
Pinnacle Financial Partners, Inc.                                         1,750 a                 44,485
PMA Capital Corp., Class A                                                3,900 a                 32,058
Portfolio Recovery Associates, Inc.                                         850 b                 33,720
Preferred Bank, Los Angeles                                               1,350                   35,127
Provident Bankshares Corp.                                                1,700                   36,363
Provident New York Bancorp, Inc.                                          2,900 b                 37,468
Ramco-Gershenson Properties REIT                                          1,200                   25,644
Republic Bancorp, Inc., Class A                                           2,900 b                 47,937
S&T Bancorp, Inc.                                                         1,750                   48,370
Safety Insurance Group, Inc.                                                800                   29,296
Saul Centers, Inc. REIT                                                     500                   26,715
Smithtown Bancorp, Inc.                                                   1,650                   36,564
Southside Bancshares, Inc.                                                2,200 b                 45,012
Tompkins Financial Corp.                                                  1,250                   48,500
TradeStation Group, Inc.                                                  4,100 a                 58,261
Virginia Financial Group, Inc.                                            1,600                   23,760
Washington Trust Bancorp, Inc.                                            1,800                   45,414
WSFS Financial Corp.                                                        950                   47,690
                                                                                               1,642,290
Health Care--20.3%
Albany Molecular Research, Inc.                                           4,500 a                 64,710
Alliance Imaging, Inc.                                                    5,800 a                 55,796
ArQule, Inc.                                                              4,400 a                 25,520
Bentley Pharmaceuticals, Inc.                                             3,900 a                 58,851
Cambrex Corp.                                                             5,600                   46,928
CONMED Corp.                                                              1,250 a                 28,887
Cutera, Inc.                                                              1,600 a                 25,120
Cypress Bioscience, Inc.                                                  3,650 a                 40,259
Datascope Corp.                                                           1,600                   58,240
Enzon Pharmaceuticals, Inc.                                               7,800 a                 74,334
Genoptix, Inc.                                                            1,000 a                 30,700
Gentiva Health Services, Inc.                                             3,300 a                 62,832
Greatbatch, Inc.                                                          1,900 a,b               37,981
Hanger Orthopedic Group, Inc.                                             2,600 a                 28,626
Infinity Pharmaceuticals, Inc.                                            3,900 a                 37,245
Martek Biosciences Corp.                                                  1,700 a                 50,286
Matria Healthcare, Inc.                                                   2,100 a,b               49,917
Medcath Corp.                                                             1,650 a                 40,524
Medicines Co.                                                             2,700 a                 51,732
Merit Medical Systems, Inc.                                               4,200 a                 58,380
Natus Medical, Inc.                                                       3,650 a                 70,628
Northstar Neuroscience, Inc.                                              2,400 a,b               22,320
Noven Pharmaceuticals, Inc.                                               2,950 a                 40,946
Omrix Biohparmaceuticals, Inc.                                            2,250 a                 78,165
OSI Systems, Inc.                                                         1,400 a                 37,058
Pain Therapeutics, Inc.                                                   7,100 a,b               75,260
Palomar Medical Technologies, Inc.                                        1,250 a                 19,150
Par Pharmaceutical Cos., Inc.                                             1,500 a                 36,000
Pozen, Inc.                                                               2,900 a,b               34,800
Regeneration Technologies, Inc.                                           3,650 a                 31,682
RehabCare Group, Inc.                                                     2,400 a                 54,144
Salix Pharmaceuticals Ltd.                                                3,900 a,b               30,732
Sciele Pharma, Inc.                                                       2,300 a,b               47,035
Synovis Life Technologies, Inc.                                           2,050 a                 40,078
Synta Pharmaceuticals Corp.                                               4,400 a,b               29,480
U.S. Physical Therapy, Inc.                                               3,200 a                 45,984
Viropharma, Inc.                                                          6,800 a                 53,992
Vital Signs, Inc.                                                         1,400                   71,568
                                                                                               1,745,890
Industrials--12.1%
AAON, Inc.                                                                2,750                   54,505
Altra Holdings, Inc.                                                      1,900 a                 31,597
Apogee Enterprises, Inc.                                                  2,150                   36,786
Arkansas Best Corp.                                                       2,000                   43,880
AZZ, Inc.                                                                 1,100 a                 31,185
Casella Waste Systems, Inc., Class A                                      3,300 a                 43,032
CDI Corp.                                                                 1,600                   38,816
Columbus McKinnon Corp.                                                   1,900 a                 61,978
Comfort Systems USA, Inc.                                                 4,600                   58,788
Ducommun, Inc.                                                            2,150 a                 81,700
Electro Rent Corp.                                                        2,700                   40,095
Encore Wire Corp.                                                         1,650                   26,268
Heico Corp.                                                               1,250 b                 68,100
Heidrick & Struggles International, Inc.                                  1,000                   37,110
Hurco Companies, Inc.                                                       800 a                 34,920
K-Sea Transportation Partners L.P.                                        1,300                   46,657
Kadant, Inc.                                                              1,650 a                 48,955
Michael Baker Corp.                                                       1,000 a                 41,100
NN, Inc.                                                                  4,800                   45,216
Polypore International, Inc.                                              2,300 a                 40,250
Standard Parking Corp.                                                    1,100 a                 53,339
T-3 Energy Services, Inc.                                                 1,100 a                 51,711
TrueBlue, Inc.                                                            1,800 a                 26,064
                                                                                               1,042,052
Information--8.2%
CBIZ, Inc.                                                                5,200 a                 51,012
Chordiant Software, Inc.                                                  3,400 a                 29,070
Crown Media Holdings, Inc., Class A                                       4,600 a,b               29,900
Cybersource Corp.                                                         2,222 a                 39,485
Ennis, Inc.                                                               2,000                   36,000
eResearch Technology, Inc.                                                2,400 a                 28,368
Forrester Research, Inc.                                                  1,900 a                 53,238
HMS Holdings Corp.                                                        1,100 a                 36,531
iBasis, Inc.                                                              5,100                   26,163
ICF International, Inc.                                                   2,000 a                 50,520
Interwoven, Inc.                                                          3,650 a                 51,903
LECG Corp.                                                                2,500 a                 37,650
NIC, Inc.                                                                 5,400                   45,576
Online Resources Corp.                                                    3,400 a                 40,528
SonicWALL, Inc.                                                           4,700 a                 50,384
Stanley, Inc.                                                             1,900 a                 60,838
TriZetto Group, Inc.                                                      2,200 a                 38,214
                                                                                                 705,380
Materials--4.8%
Aceto Corp.                                                               5,800                   46,400
Dynamic Materials Corp.                                                     750                   44,175
Koppers Holdings, Inc.                                                    1,700                   73,508
Lydall, Inc.                                                              4,800 a                 50,496
Raven Industries, Inc.                                                      900                   34,551
Schulman A, Inc.                                                          2,050                   44,178
Schweitzer-Mauduit International, Inc.                                    2,000                   51,820
Superior Essex, Inc.                                                      1,600 a                 38,400
Tredegar Corp.                                                            1,900                   30,552
                                                                                                 414,080
Oil and Gas Producer--5.1%
BPZ Resources, Inc.                                                       5,000 a,b               55,900
Buckeye GP Holdings LP                                                    1,250                   35,237
Dawson Geophysical Co.                                                      900 a                 64,314
Duncan Energy Partners LP                                                 2,000                   43,660
EV Energy Partner LP                                                      1,700 b                 55,250
Geokinetics, Inc.                                                         1,900 a                 36,955
Gulfport Energy Corp.                                                     2,100 a                 38,346
NATCO Group, Inc., Class A                                                  600 a                 32,490
Rosetta Resources, Inc.                                                   2,000 a                 39,660
Union Drilling, Inc.                                                      2,400 a                 37,848
                                                                                                 439,660
Technology--16.2%
Actel Corp.                                                               1,600 a                 21,856
Advanced Energy Industries, Inc.                                          2,100 a                 27,468
Bel Fuse, Inc., Class B                                                   1,400                   40,978
Cirrus Logic, Inc.                                                        7,000 a                 36,960
Cohu, Inc.                                                                1,800                   27,540
Computer Programs & Systems, Inc.                                         1,550                   35,247
CPI International, Inc.                                                   2,100 a                 35,910
CTS Corp.                                                                 4,250                   42,202
Digi International, Inc.                                                  5,100 a                 72,369
Double-Take Software, Inc.                                                1,550 a                 33,666
EMS Technologies, Inc.                                                    2,800 a                 84,672
Epicor Software Corp.                                                     4,100 a,b               48,298
Exar Corp.                                                                2,900 a                 23,113
Excel Technology, Inc.                                                    1,250 a                 33,875
i2 Technologies, Inc.                                                     1,700 a                 21,420
Interactive Intelligence, Inc.                                            2,350 a                 61,922
Ixia                                                                      3,500 a                 33,180
JDA Software Group, Inc.                                                  2,300 a                 47,058
Landauer, Inc.                                                            1,450                   75,182
LoJack Corp.                                                              1,600 a                 26,896
Manhattan Associates, Inc.                                                2,100 a                 55,356
Mattson Technology, Inc.                                                  3,150 a                 26,964
MIPS Technologies, Inc.                                                   5,800 a,b               28,768
MTS Systems Corp.                                                         1,000                   42,670
Park Electrochemical Corp.                                                2,000                   56,480
Radyne Corp.                                                              2,900 a                 26,680
Rimage Corp.                                                              1,650 a                 42,818
Rudolph Technologies, Inc.                                                4,700 a                 53,204
Smart Modular Technologies, Inc.                                          3,650 a                 37,157
SPSS, Inc.                                                                1,400 a                 50,274
Super Micro Computer, Inc.                                                4,800 a                 36,816
Supertex, Inc.                                                              850 a                 26,597
Techwell, Inc.                                                            3,750 a                 41,288
Vignette Corp.                                                            2,850 a                 41,639
                                                                                               1,396,523
Telecommunications--1.7%
Atlantic Tele-Network, Inc.                                               1,650                   55,737
Oplink Communications, Inc.                                               2,800 a                 42,980
Shenandoah Telecommunications Co.                                         1,900 b                 45,562
                                                                                                 144,279
Utilities--1.3%
Central Vermont Public Service Corp                                       1,450                   44,718
Energysouth, Inc.                                                           600                   34,800
Laclede Group, Inc.                                                       1,050                   35,952
                                                                                                 115,470
Total Equities (Cost $9,213,159)                                                               8,592,393

INVESTMENT OF CASH COLLATERAL--7.9%
BlackRock Cash Strategies L.L.C. (Cost $682,773)                        682,773                  682,773

TOTAL UNAFFILIATED INVESTMENTS (Cost $9,895,932)                                               9,275,166

AFFILIATED INVESTMENTS--4.8%
Dreyfus Institutional Preferred Plus Money Market Fund                   23,596 c                 23,596
Dreyfus Institutional Cash Advantage Fund                               393,628 c d              393,628
                                                                                         ---------------
TOTAL AFFILIATED INVESTMENTS (Cost $417,224)                                                     417,224
                                                                                         ---------------


TOTAL INVESTMENTS--112.5% (Cost $10,313,156)                                                   9,692,390
LIABILITIES IN EXCESS OF OTHER ASSETS--(12.5%)                                                (1,077,995)
                                                                                         ---------------
NET ASSETS--100%                                                                               8,614,395
                                                                                         ===============

Notes to Schedule of Investments:
REIT--Real Estate Investment Trust
a    Non-income producing security.
b    Security, or a portion of thereof, was on loan at December 31, 2007.
c    Affiliated institutional money market fund.
d    Investment of security lending cash collateral.

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $10,313,156. Net unrealized depreciation on investments was $620,766 of which $544,902 related to appreciated investment securities and $1,165,668 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Mellon Institutional Funds Investment Trust
The Boston Company Emerging Markets Core Equity Fund
December 31, 2007 (Unaudited)


Security                                                                       Shares                Value ($)
----------------------------------------------------------------------------------------------------------------

UNAFFILIATED INVESTMENTS-- 102.5%

Equities--98.2%
Brazil--14.2%
Banco DO Brasil SA                                                            15,300                 261,450
Brasil Telecom SA Preferred                                                   17,600                 178,572
Cia Energetica de Minas Gerais Preferred                                       5,100                  93,170
Companhia Paranaense de Energia-Copel Preferred                                9,200                 138,595
Companhia Vale do Rio Doce Preferred A                                        17,800                 507,785
Perdigao SA                                                                    3,800                  93,345
Petroleo Brasileiro SA Preferred                                               5,600                 277,010
Sadia SA Preferred                                                            16,500 a                93,862
Uniao de Bancos Brasileiros SA                                                 8,000                 111,209
Usinas Siderurgicas de Minas Gerais SA Preferred                               4,350                 199,161
Vivo Participacoes SA Preferred                                               20,100                 105,754
                                                                                                   2,059,913
China--3.5%
Bank of China, Ltd.                                                          226,000                 107,677
China Shipping Development Co., Ltd.                                          62,000                 161,686
Ping An Insurance Group Co.                                                   22,500                 238,682
                                                                                                     508,045
Czech Republic--0.6%
CEZ                                                                            1,133                  85,050

Egypt--1.4%
Commercial International Bank                                                  5,208                  86,520
Telecom Egypt                                                                 32,273                 123,215
                                                                                                     209,735
Hong Kong--10.3%
China Mobile Ltd.                                                             26,000                 450,565
CNOOC Ltd.                                                                   158,000                 265,222
CNPC Hong Kong Ltd.                                                          110,000                  69,564
Datang International Power Generation Co., Ltd.                               88,000                  77,014
Harbin Power Equipment Co., Ltd.                                              38,000                 120,637
Industrial and Commercial Bank of China                                      277,000                 196,893
Shanda Interactive Entertainment Ltd. ADR                                      3,100 a               103,354
Shenzhen Investment Ltd.                                                     173,000                 121,234
Weiqiao Textile Co., Ltd.                                                     71,000                 100,696
                                                                                                   1,505,179
Hungary--0.7%
MOL Hungarian Oil and Gas Nyrt.                                                  681                  96,557

India--6.9%
Bharat Petroleum Corp., Ltd.                                                  11,288                 150,101
Grasim Industries Ltd.                                                         2,464                 229,146
Maruti Suzuki India Ltd.                                                       2,980                  75,257
Oil and Natural Gas Corp., Ltd.                                                5,625                 176,685
Reliance Industries Ltd.                                                       1,200                  87,843
Rolta India Ltd.                                                               5,100                  92,643
Satyam Computer Services Ltd. ADR                                              3,170                  84,702
Sintex Industries Ltd.                                                         7,870                 114,183
                                                                                                   1,010,560
Indonesia--1.2%
PT Bank Pan Indonesia Tbk                                                  1,402,000 a               100,565
PT Gudang Garam Tbk                                                           79,000                  71,526
                                                                                                     172,091
Israel--2.7%
Bank of Hapoalim BM                                                           18,790                  93,755
Check Point Software Technologies Ltd.                                         4,300 a                94,428
Teva Pharmaceutical ADR                                                        4,300                 199,864
                                                                                                     388,047
Malaysia--2.2%
Hong Leong Bank Berhad                                                       101,400                 194,140
RHB Capital BHD                                                               73,900                 130,046
                                                                                                     324,186
Mexico--3.9%
Alfa SA de CV                                                                 22,600                 146,102
Fomento Economico Mexicano ADR                                                 5,330                 203,446
Grupo Aeroportuario del Sureste                                               22,400                 137,209
Grupo Televisa SA                                                             17,800                  85,022
                                                                                                     571,779
Philippines--0.8%
Globe Telecom, Inc.                                                            3,200                 121,859

Poland--2.2%
BRE Bank SA                                                                      945 a               193,884
KGHM Polska Miedz SA                                                           2,790                 119,924
                                                                                                     313,808
Russia--9.8%
JSC MMC Norilsk Nickel ADR                                                     1,190                 322,192
Lukoil ADR                                                                     2,900                 250,850
Mechel ADR                                                                     1,900 b               184,566
Mobile TeleSystems ADR                                                         2,250                 229,027
Oao Gazprom ADR                                                                7,800                 442,260
                                                                                                   1,428,895
South Africa--8.0%
ABSA Group, Ltd.                                                               4,028                  65,558
ArcelorMittal South Africa Ltd.                                                7,506                 150,230
FirstRand Ltd.                                                                29,100                  84,270
Metropolitan Holdings Ltd.                                                    37,618                  83,234
MTN Group Ltd.                                                                 5,950 c               111,724
Murray & Roberts Holdings Ltd.                                                10,100                 151,056
Nedbank Group, Ltd.                                                            4,280                  85,349
Remgro Ltd.                                                                    4,292                 124,965
Sasol Ltd.                                                                     4,830                 240,084
Telkom SA Ltd.                                                                 3,558                  71,995
                                                                                                   1,168,465
South Korea--12.5%
Honam Petrochemical Corp.                                                        764                  84,659
Hyundai Department Store Co., Ltd.                                               696                  88,199
Hyundai Heavy Industries                                                         601                 279,763
Hyundai Motor Co.                                                              1,951                 148,737
Industrial Bank of Korea                                                       5,280                 100,152
Jusung Engineering Co., Ltd.                                                   3,980 a                74,987
KT&G Corp.                                                                     1,017                  86,518
LG Chem Ltd.                                                                     975                  92,956
LG Electronics, Inc.                                                           1,245                 131,157
LG Philips LCD Co., Ltd.                                                       2,560 a               135,460
POSCO                                                                            203                 122,894
Samsung Electronics Co., Ltd.                                                    281                 165,205
Shinhan Financial Group Co., Ltd.                                              1,728                  99,174
SK Energy Co., Ltd.                                                            1,058 a               203,556
                                                                                                   1,813,417
Taiwan--9.9%
Asia Cement Corp.                                                            144,411                 209,708
Asustek Computer, Inc.                                                        45,000                 134,236
Chi Mei Optoelectronics Corp.                                                105,400                 146,848
Compal Electronics, Inc.                                                     123,410                 134,459
First Financial Holding Co., Ltd.                                            143,920                 105,761
High Tech Computer Corp.                                                       5,000                  91,503
Hung Poo Real Estate Development Corp.                                        81,760                  59,853
Siliconware Precision Industries Co.                                          38,300                  68,194
Taiwan Mobile Co., Ltd.                                                      114,000                 152,240
Taiwan Semiconductor Manufacturing Co., Ltd. ADR                               7,313                  72,837
Tong Yang Industry Co., Ltd.                                                  75,770                  63,250
Unimicron Technology Corp.                                                    48,000                  83,714
Wistron Corp.                                                                 66,757                 123,227
                                                                                                   1,445,830
Thailand--3.6%
Bangkok Bank Public Co., Ltd.                                                 20,800                  82,836
Electricity Generating Public Co., Ltd.                                       25,500                  98,092
Kasikornbank Public Co., Ltd.                                                 33,300                  96,470
PTT Public Co., Ltd.                                                           5,900                  73,828
Thai Airways International Public Co., Ltd.                                   67,100                  87,747
Thai Oil Public Co., Ltd.                                                     30,200                  86,463
                                                                                                     525,436
Turkey--3.8%
Anadolu Efes Biracilik ve Malt Sanayii AS                                      8,640                 103,042
Selcuk Ecza Deposu Ticaret ve Sanayi AS                                       32,400 a                65,606
Tupras-Turkiye Petrol Rafine AS                                                4,293                 126,156
Turkcell Iletisim Hizmetleri AS                                               17,190                 188,788
Turkiye Is Bankasi                                                            11,300                  71,261
                                                                                                     554,853
TOTAL EQUITIES (Cost $11,444,873)                                                                 14,303,705

EXCHANGE TRADED FUNDS--0.8%
Ishares MSCI Emerging Markets Index                                              800 a,c             120,240
Total Exchange Traded Funds (Cost $123,981)

INVESTMENT OF CASH COLLATERAL--3.5%                                           Shares
                                                                             -------
BlackRock Cash Strategies L.L.C. (Cost $502,606)                             502,606                 502,606
TOTAL UNAFFILIATED INVESTMENTS (Cost $12,071,460)                                                 14,926,551

AFFILIATED INVESTMENTS --1.1%
Dreyfus Institutional Preferred Plus Money Market Fund                       160,101 d               160,101
                                                                                             ----------------
TOTAL AFFILIATED INVESTMENTS (Cost $160,101)                                                         160,101
                                                                                             ----------------

TOTAL INVESTMENTS--103.6% (Cost $12,231,561)                                                      15,086,652
LIABILITIES IN EXCESS OF OTHER ASSETS--(3.6%)                                                       (522,107)
                                                                                             ----------------
NET ASSETS--100%                                                                                  14,564,545
                                                                                             ================

Notes to Schedule of Investments:
ADR - American Depository Receipts
a    Non-income producing security.
b    Security, or a portion of thereof, was on loan at December 31, 2007.
c    Purchased on a delayed delivery basis.
d    Affiliated institutional money market fund.

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $12,231,561. Net unrealized appreciation on investments was $2,855,091 of which $3,136,858 related to appreciated investment securities and $281,767 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Mellon Institutional Funds Investment Trust
The Boston Company International Core Equity Fund
Schedule of Investments--December 31, 2007 (Unaudited)

--------------------------------------------------------------------------------------------------------------------------

Security                                                                                    Shares               Value ($)
--------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--100.3%

Common Equities--96.8%
Australia--6.5%
AMP Ltd.                                                                                   329,540              2,873,320
ASX Ltd.                                                                                    84,600              4,485,166
BHP Billiton Ltd.                                                                          255,283              8,979,498
Coca-Cola Amatil Ltd.                                                                      286,433              2,379,492
Commonwealth Bank of Australia                                                             103,600              5,365,375
Macqurie Group Ltd.                                                                         19,180              1,268,709
Santos Ltd.                                                                                104,493              1,291,550
Seven Network Ltd.                                                                         162,800              1,830,349
Westpac Banking Corp.                                                                       51,684              1,264,516
                                                                                                               29,737,975
Austria--0.4%
OMV AG                                                                                      22,900              1,852,151

Belgium--2.2%
Delhaize Group                                                                              38,280              3,363,123
InBev NV                                                                                    41,400              3,443,892
KBC Groep NV                                                                                24,100              3,383,502
                                                                                                               10,190,517
Denmark--1.6%
Carlsberg AS                                                                                19,900              2,404,304
Danske Bank AS                                                                              85,500              3,344,291
Sydbank AS                                                                                  39,250 a            1,685,118
                                                                                                                7,433,713
Finland--2.2%
KCI Konecranes Oyj                                                                          62,400              2,147,349
Neste Oil Oyj                                                                               40,100              1,412,134
Nokia Oyj                                                                                  161,500              6,250,581
                                                                                                                9,810,064
France--10.4%
Air France-KLM                                                                              38,700              1,358,315
AXA SA                                                                                      90,850              3,631,544
BNP Paribas                                                                                 60,400              6,542,327
Bouygues SA                                                                                 25,040 b            2,082,972
Cap Gemini SA                                                                               37,350              2,343,869
France Telecom SA                                                                          101,570              3,649,454
Lafarge SA                                                                                   8,160              1,482,634
Sanofi-Aventis SA                                                                           34,680              3,187,543
Scor SE                                                                                    113,790              2,906,140
Suez SA                                                                                     53,900              3,663,274
Total SA                                                                                    94,020              7,797,803
Vinci SA                                                                                    52,300              3,865,943
Vivendi SA                                                                                 104,100              4,767,361
                                                                                                               47,279,179
Germany--9.3%
BASF AG                                                                                     36,270              5,367,879
Bayerische Motoren Werke AG                                                                 35,000              2,163,196
Daimler AG                                                                                  53,604              5,202,274
Deutsche Bank AG                                                                            22,070              2,879,481
E On AG                                                                                     37,470              7,961,403
Linde AG                                                                                    17,625              2,326,548
MAN AG                                                                                      17,600              2,923,003
Merck KGaA                                                                                  12,610              1,624,988
MTU Aero Engines Holding AG                                                                 26,400              1,541,126
Salzgitter AG                                                                                6,905              1,028,374
Siemens AG                                                                                  20,780              3,301,325
ThyssenKrupp AG                                                                             68,000              3,805,823
Wincor Nixdorf AG                                                                           25,600              2,428,442
                                                                                                               42,553,862
Greece--0.6%
Coca-Cola Hellenic Bottling Co. S.A.                                                        61,307              2,648,355

Hong Kong--1.4%
CLP Holdings Ltd.                                                                          261,000              1,774,571
Esprit Holdings Ltd.                                                                       145,500              2,138,400
The Wharf(Holdings) Ltd.                                                                   486,200              2,506,388
Wharf(Holdings) Ltd., Rights                                                                70,525 c               96,778
                                                                                                                6,516,137
Ireland--1.2%
Allied Irish Banks PLC (AIB)                                                               131,200              3,000,578
Kerry Group PLC, Class A                                                                    82,737              2,620,196
                                                                                                                5,620,774
Italy--2.1%
Banca Popolare di Milano Scarl (BPM)                                                        77,300              1,051,404
Enel Spa                                                                                   347,680              4,127,733
Eni Spa                                                                                     92,200              3,370,645
Prysmian Spa                                                                                49,020 c            1,208,307
                                                                                                                9,758,089
Japan--18.8%
Aisin Seiki Co., Ltd.                                                                       58,400              2,431,983
Canon, Inc.                                                                                 58,500              2,677,077
KDDI Corp.                                                                                     476              3,539,974
Kenedix, Inc.                                                                                1,988 b            3,203,843
Komatsu Ltd.                                                                               130,400              3,531,290
Makita Corp.                                                                                65,800              2,753,816
Marubeni Corp.                                                                             236,900              1,666,549
Mitsubishi Gas Chemical Co., Inc.                                                          139,000              1,356,341
Mitsubishi UFJ Lease & Finance Co.                                                          70,830              2,362,066
Mitsui & Co., Ltd.                                                                         203,400              4,322,115
Mitsui OSK Lines., Ltd.                                                                    237,600              3,022,949
Nikon Corp.                                                                                102,000              3,484,924
Nintendo Co., Ltd.                                                                          10,500              6,385,053
Nippon Steel Corp.                                                                         351,500              2,168,015
NTT Corp.                                                                                      545              2,701,414
Olympus Corp.                                                                               73,700              3,024,328
Seven & I Holdings Co., Ltd.                                                               107,500              3,131,054
Sony Corp.                                                                                  85,000              4,620,024
Star Micronics Co., Ltd.                                                                    50,800              1,120,454
Sumitomo Electric Industries, Ltd.                                                          98,800              1,576,263
Sumitomo Metal Industries, Ltd.                                                            783,800              3,625,122
Takeda Pharmaceutical Co., Ltd.                                                             81,000              4,742,473
Terumo Corp.                                                                                29,600              1,561,830
The Chiba Bank, Ltd.                                                                       313,900              2,547,178
Toshiba Corp.                                                                              410,000              3,062,154
Toyota Motor Corp.                                                                         159,500              8,598,577
Urban Corp.                                                                                197,300              2,628,875
                                                                                                               85,845,741
Netherlands--3.7%
ASML Holding NV                                                                             40,398 c            1,277,005
European Aeronautic Defense and Space Co.                                                  100,968              3,216,709
Fugro NV                                                                                    25,900              1,995,759
ING Groep NV CVA                                                                           173,100              6,757,642
Koninklijke DSM NV                                                                          27,420              1,293,741
Royal KPN NV                                                                               127,200              2,309,308
                                                                                                               16,850,164
Norway--0.5%
DnB NOR ASA                                                                                138,100              2,110,221

Singapore--0.8%
DBS Group Holdings, Ltd.                                                                   259,400              3,671,410

Spain--4.6%
Actividades de Construccion y Servicios, SA                                                 68,400              4,057,803
Banco Santander SA                                                                         242,020              5,223,887
Mapfre SA                                                                                  244,800              1,075,356
Repsol YPF SA                                                                               35,930              1,278,396
Telefonica SA                                                                              179,100              5,807,831
Union Fenosa SA                                                                             49,840              3,359,699
                                                                                                               20,802,972
Sweden--2.8%
Alfa Laval AB                                                                               27,250              1,534,902
NCC AB, Class B                                                                             52,100              1,120,638
Nordea Bank AB                                                                             185,500              3,100,135
Skandinaviska Enskilda Banken AB                                                           149,400              3,826,145
Skanska AB, Class B                                                                         71,200              1,344,165
Svenska Cellulosa AB (SCA), Class B                                                        106,000              1,878,124
                                                                                                               12,804,109
Switzerland--7.3%
Baloise Holdings AG                                                                         21,010              2,067,621
Credit Suisse Group                                                                         88,400              5,313,363
Holcim Ltd.                                                                                 20,204              2,163,058
Nestle SA                                                                                   17,393              7,982,665
Roche Holding AG                                                                            35,100              6,059,629
Swiss Reinsurance                                                                           24,620              1,748,172
The Swatch Group AG                                                                         11,330              3,412,500
Zurich Financial Services AG                                                                14,990              4,399,095
                                                                                                               33,146,103
United Kingdom--20.4%
Amlin PLC                                                                                  550,951              3,259,862
BAE Systems PLC                                                                            166,800              1,649,283
Barclays PLC                                                                               239,940              2,401,060
BP PLC                                                                                     656,400              8,015,186
British Airways PLC                                                                        437,500 c            2,690,663
British American Tobacco PLC                                                               126,546              4,937,202
BT Group PLC                                                                               218,950              1,185,713
Charter PLC                                                                                102,960 c            1,622,129
Cookson Group PLC                                                                          153,714              2,127,238
Dairy Crest Group PLC                                                                      155,790              1,803,342
Dana Petroleum PLC                                                                          50,710 c            1,401,531
Enterprise Inns PLC                                                                        220,500              2,132,099
Firstgroup PLC                                                                             107,200              1,734,692
GKN PLC                                                                                    250,000              1,399,778
Greene King PLC                                                                            190,700              3,029,079
HBOS PLC                                                                                   280,480              4,093,164
International Power PLC                                                                    569,400              5,127,016
National Grid PLC                                                                          157,140              2,602,092
Next PLC                                                                                    82,700              2,666,622
Prudential PLC                                                                             121,711              1,720,599
Royal Bank of Scotland Group PLC                                                           387,355              3,414,775
Royal Dutch Shell PLC, Class B                                                             172,800              7,170,673
SabMiller PLC                                                                              111,400              3,131,975
Schroders PLC                                                                               77,076              1,992,508
Shire PLC                                                                                   91,470              2,086,741
SSL International PLC                                                                      158,700              1,685,779
Vedanta Resources PLC                                                                       41,145              1,671,447
Vodafone Group PLC                                                                       2,019,377              7,529,790
William Morrison Supermarkets PLC                                                          462,228              2,955,167
Xstrata PLC                                                                                 74,420              5,245,512
                                                                                                               92,482,717
Total Common Equities (Cost 436,057,674)                                                                      441,114,253


PREFERRED STOCKS--1.2%

Germany--1.2%
Frsenius SE (Cost $4,708,509)                                                               64,780              5,379,322

SHORT-TERM INVESTMENT--2.3%                                Rate          Maturity        Par Value
                                                           ---------------------------------------
U.S. Government--2.3%
U.S. Treasury Bill (Cost $10,237,390)                      2.77%        3/20/2008       10,300,000 d,e         10,237,390

INVESTMENT OF CASH COLLATERAL--0.0%                                                        Shares
                                                                                           ------
BlackRock Cash Strategies L.L.C. (Cost $25,635)                                             25,635                 25,635
                                                                                                            -------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $451,029,208)                                                            456,756,600

AFFILIATED INVESTMENTS--6.2%
Dreyfus Institutional Preferred Plus Money Market Fund                                  28,407,427 f           28,407,427
Dreyfus Institutional Cash Advantage Fund                                                   32,311 f               32,311
                                                                                                            -------------
TOTAL AFFILIATED INVESTMENTS (Cost $28,439,738)                                                                28,439,738
                                                                                                            -------------



TOTAL INVESTMENTS--106.5% (cost $479,468,946)                                                                 485,196,338
LIABILITIES IN EXESS OF OTHER ASSETS--(6.5%)                                                                  (29,511,484)
                                                                                                            -------------
NET ASSETS--100%                                                                                              455,684,854
                                                                                                            =============

Notes to Schedule of Investments:

a  Delayed delivery security.
b Security, or a portion of thereof, was on loan at December 31, 2007. c Non-income producing security.
d Denotes all or part of security segregated as collateral for futures transactions.
e  Rate noted is yield to maturity.
f  Affilated institutional money market fund.
g  Investment of security lending cash collateral.

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $479,468,946. Net unrealized appreciation on investments was $5,727,392 of which $33,752,858 related to appreciated investment securities and $28,025,466 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.


At December 31, 2007 the Fund held the following futures contracts:

                                                                                                   Unrealized
                                                                             Underlying Face       Appreciation/
Contract                              Position       Expiration Date         Amount at Value       (Depreciation)
------------------------------------------------------------------------------------------------------------------
DJ Euro Stoxx (1165 Contracts)        Long           3/20/2008               $75,403,914                $690,889
TOPIX (186 Contracts)                 Long           3/31/2008                24,513,179                (880,509)
                                                                                                   -------------
                                                                                                       ($189,620)
                                                                                                   =============

Mellon Institutional Funds Investment Trust
The Boston Company Small Cap Growth Fund
Schedule of Investments--December 31, 2007 (Unaudited)


Security                                                                                              Shares            Value ($)
----------------------------------------------------------------------------------------------------------------------------------

UNAFFILIATED INVESTMENTS--110.7%

Equities--97.0%

Consumer Discretionary--13.8%
Bright Horizons Family Solutions, Inc.                                                               31,950 a          1,103,553
Corinthian Colleges, Inc.                                                                           130,740 a,b        2,013,396
DeVry, Inc.                                                                                          31,620 b          1,642,975
Interface, Inc., Class A                                                                            144,420            2,356,934
Jos a Bank Clothiers, Inc.                                                                           49,920 a,b        1,420,224
Lions Gate Entertainment Corp.                                                                      240,770 a          2,268,053
Pacific Sunware of California                                                                       143,980 a,b        2,031,558
Panera Bread Co., Class A                                                                            31,460 a,b        1,126,897
Playboy Enterprises, Inc., Class B                                                                   65,310 a            595,627
Polaris Industries, Inc.                                                                             41,970 b          2,004,907
Red Robin Gourmet Burgers, Inc.                                                                      61,590 a          1,970,264
Steiner Leisure Ltd.                                                                                 37,140 a          1,640,102
Systemax, Inc.                                                                                       37,630              764,642
THQ, Inc.                                                                                            71,980 a,b        2,029,116
True Religion Apparel, Inc.                                                                          59,250 a,b        1,264,988
WMS Industries, Inc.                                                                                 47,190 a,b        1,729,042
                                                                                                                      25,962,278
Consumer Staples--6.9%
Alberto-Culver Co.                                                                                   87,730            2,152,894
Bare Escentuals, Inc.                                                                                78,040 a,b        1,892,470
Diamond Foods, Inc.                                                                                  29,610              634,542
Hain Celestial Group, Inc.                                                                           30,970 a,b          991,040
Hansen Natural Corp.                                                                                 21,190 a,b          938,505
Inter Parfums, Inc.                                                                                   5,010 b             90,030
Longs Drug Stores Corp.                                                                              38,570            1,812,790
Nu Skin Enterprises, Inc., Class A                                                                   81,540 b          1,339,702
Ruddick Corp.                                                                                        39,970 b          1,385,760
United Natural Foods, Inc.                                                                           55,100 a,b        1,747,772
                                                                                                                      12,985,505
Energy--7.6%
Berry Petroleum Co., Class A                                                                         46,130            2,050,479
Comstock Resources, Inc.                                                                             60,620 a,b        2,061,080
Dril-Quip, Inc.                                                                                      43,930 a          2,445,144
GMX Resources, Inc.                                                                                  20,800 a,b          671,424
Overseas Shipholding Group, Inc.                                                                     19,500 b          1,451,385
Penn Virginia Corp.                                                                                  59,660            2,602,966
St. Mary Land & Exploration Co.                                                                      39,050            1,507,721
W-H Energy Services, Inc.                                                                            28,920 a          1,625,593
                                                                                                                      14,415,792
Financial--7.0%
Arch Capital Group Ltd.                                                                              14,700 a          1,034,145
Cardtronics, Inc.                                                                                    54,950 a            555,544
First Mercury Financial Corp.                                                                        47,190 a          1,151,436
Investment Technology Group, Inc.                                                                    67,170 a          3,196,620
Max Capital Group Ltd.                                                                               22,870              640,131
OptionsXpress Holdings, Inc.                                                                         64,320            2,175,302
RLI Corp.                                                                                            27,460            1,559,453
Signature Bank                                                                                       17,600 a            594,000
Waddell & Reed Financial, Inc., Class A                                                              64,200            2,316,978
                                                                                                                      13,223,609
Health Care--25.5%
Amedisys, Inc.                                                                                       43,380 a,b        2,104,798
Applera Corp.-Celera Genomics Group                                                                  63,780 a          1,012,189
Array Biopharma, Inc.                                                                                87,070 a,b          733,129
Biodel, Inc.                                                                                          9,130 a,b          212,090
Bruker BioSciences Corp.                                                                            177,070 a          2,355,031
Covance, Inc.                                                                                        26,140 a          2,264,247
Dexcom, Inc.                                                                                         34,360 a            303,399
Enzon Pharmaceuticals, Inc.                                                                         104,510 a,b          995,980
Exelixis, Inc.                                                                                      119,520 a,b        1,031,458
Hansen Medical, Inc.                                                                                 25,880 a,b          774,847
Hologic, Inc.                                                                                        32,206 a          2,210,620
Indevus Pharmaceuticals, Inc.                                                                        87,900 a            610,905
Integra LifeSciences Holdings Corp.                                                                  35,310 a,b        1,480,548
Isis Pharmaceuticals, Inc.                                                                           58,210 a,b          916,807
Natus Medical, Inc.                                                                                 157,270 a,b        3,043,175
NuVasive, Inc.                                                                                       22,370 a,b          884,062
NxStage Medical, Inc.                                                                                60,040 a            910,807
Pediatrix Medical Group, Inc.                                                                        48,940 a          3,335,261
PerkinElmer, Inc.                                                                                    83,640            2,176,313
Phase Forward, Inc.                                                                                  70,520 a          1,533,810
Psychiatric Solutions, Inc.                                                                          78,070 a,b        2,537,275
Regeneron Pharmaceuticals, Inc.                                                                      54,510 a          1,316,417
Respironics, Inc.                                                                                    62,070 a          4,064,344
Sangamo Biosciences, Inc.                                                                            60,220 a,b          788,280
Sirtris Pharmaceuticals, Inc.                                                                        61,900 a,b          847,411
Thermo Fisher Scientific, Inc.                                                                       44,260 a          2,552,917
Thoratec Corp.                                                                                       54,910 a,b          998,813
VCA Antech, Inc.                                                                                     66,800 a          2,954,564
Wright Medical Group, Inc.                                                                          112,400 a          3,278,708
                                                                                                                      48,228,205
Industrials--8.9%
AAR Corp.                                                                                            56,480 a,b        2,147,934
Actuant Corp., Class A                                                                               49,680            1,689,617
Bucyrus International, Inc., Class A                                                                 13,730            1,364,625
Copart, Inc.                                                                                         47,840 a          2,035,592
Hurco Companies, Inc.                                                                                21,280 a            928,872
McGrath Rentcorp.                                                                                    61,960 a          1,595,470
MSC Industrial Direct Co., Inc., Class A                                                             38,420            1,554,857
Quanta Services, Inc.                                                                                80,530 a,b        2,113,107
Ritchie Bros. Auctioneers, Inc.                                                                       7,480              618,596
Stanley, Inc.                                                                                        23,050 a,b          738,061
URS Corp.                                                                                            36,996 a,b        2,009,993
                                                                                                                      16,796,724
Materials--3.7%
American Vanguard Corp.                                                                              61,360 b          1,064,596
Century Aluminum Co.                                                                                 18,550 a,b        1,000,587
H.B. Fuller Co.                                                                                      62,210            1,396,614
Haynes International, Inc.                                                                           11,840 a            822,880
LSB Industries, Inc.                                                                                  5,060 a,b          142,793
Minefinders Corp. Ltd.                                                                               10,880 a            122,944
Royal Gold, Inc.                                                                                     43,510            1,327,925
Silver Wheaton Corp.                                                                                 69,340 a,b        1,176,700
                                                                                                                       7,055,039
Technology--22.0%
Broadridge Financial Solutions, Inc.                                                                 93,560            2,098,551
CACI International, Inc., Class A                                                                    36,230 a,b        1,622,017
Cymer, Inc.                                                                                          36,350 a          1,415,106
Diodes, Inc.                                                                                         34,695 a,b        1,043,279
DivX, Inc.                                                                                           26,040 a,b          364,560
Eagle Test Systems, Inc.                                                                             65,010 a,b          830,828
Euronet Worldwide, Inc.                                                                              63,780 a,b        1,913,400
FLIR Systems, Inc.                                                                                   49,110 a,b        1,537,143
Forrester Research, Inc.                                                                             48,910 a          1,370,458
Informatica Corp.                                                                                    78,820 a,b        1,420,336
InterDigital, Inc.                                                                                   38,080 a            888,406
Intervoice, Inc.                                                                                     86,590 a,b          691,854
Jack Henry & Associates, Inc.                                                                        40,310              981,145
ManTech International Corp., Class A                                                                 52,600 a          2,304,932
Micrel, Inc.                                                                                        174,150            1,471,568
Microsemi Corp.                                                                                      43,570 a,b          964,640
Net Gear, Inc.                                                                                       77,870 a,b        2,777,623
O2Micro International Ltd. - ADR                                                                     52,430 a            605,042
QAD, Inc.                                                                                            83,080 b            775,967
RF Micro Devices, Inc.                                                                              261,570 a,b        1,493,565
SkillSoft PLC ADR                                                                                   165,730 a          1,584,379
Standard Microsytems Corp.                                                                           41,400 a          1,617,498
Tech Data Corp.                                                                                      52,430 a          1,977,660
Technitrol, Inc.                                                                                     39,310            1,123,480
Tessera Technologies, Inc.                                                                           39,800 a          1,655,680
The Ultimate Software Group, Inc.                                                                    18,470 a,b          581,251
Tibco Software, Inc.                                                                                108,930 a            879,065
TTM Technologies, Inc.                                                                               81,400 a,b          949,124
ValueClick, Inc.                                                                                     92,970 a          2,036,043
Virtusa Corp.                                                                                        58,470 a          1,013,285
Wright Express Corp.                                                                                 42,890 a          1,522,166
                                                                                                                      41,510,051
Telecommunication Services--1.6%
NeuStar, Inc., Class A                                                                              103,080 a,b        2,956,334
Total Equities (Cost $176,699,293)                                                                                   183,133,537

SHORT-TERM INVESTMENTS--0.2%                                      Rate           Maturity         Par Value
U.S. Government--0.2%
U.S. Treasury Bill (Cost $293,207)                                2.77%         3/20/2008          $295,000 c,d          292,986


INVESTMENT OF CASH COLLATERAL-- 13.5%                                                                Shares
                                                                                                     ------
BlackRock Cash Strategies L.L.C. (Cost $25,584,866)                                              25,584,866           25,584,866
TOTAL UNAFFILIATED INVESTMENTS (Cost $202,577,366)                                                                   209,011,389

AFFILIATED INVESTMENTS--13.0%
Dreyfus Institutional Preferred Plus Money Market Fund                                           14,362,236 e         14,362,236
Dreyfus Institutional Cash Advantage Fund                                                        10,090,520 e,f       10,090,520
                                                                                                                ----------------
TOTAL AFFILIATED INVESTMENTS (Cost $24,452,756)                                                                       24,452,756

TOTAL INVESTMENTS--123.7% (Cost $227,030,122)                                                                        233,464,145
LIABILITIES IN EXCESS OF OTHER ASSETS--(23.7%)                                                                       (44,746,894)
                                                                                                                ----------------
NET ASSETS--100%                                                                                                     188,717,251
                                                                                                                ================

Note to Schedule of Investments:
ADR - American Depository Receipt
a    Non-income producing security.
b    Security, or a portion of thereof, was on loan at December 31, 2007.
c Denotes all or part of security segregated as collateral for future transactions.
d    Rate noted is yield to maturity.
e    Affiliated institutional money market fund.
f    Investment of security lending cash collateral.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $227,030,122. Net unrealized appreciation on investments was $6,434,023 of which $13,497,383 related to appreciated investment securities and $7,063,360 related to depreciated investment securities.

Mellon Institutional Funds Investment Trust
The Boston Company Small Cap Value Fund
Schedule of Investments--December 31, 2007 (Unaudited)

Security                                                                                         Shares                Value ($)
----------------------------------------------------------------------------------------------------------------------------------

UNAFFILIATED INVESTMENTS--116.5%

EQUITIES--99.0%
Consumer Discretionary--18.8%
AnnTaylor Stores Corp.                                                                         270,200 a               6,906,312
Bebe Stores, Inc.                                                                              144,590 b               1,859,427
Belo Corp., Class A                                                                            401,810 b               7,007,566
Bright Horizons Family Solutions, Inc.                                                         102,370 a               3,535,860
Cache, Inc.                                                                                    233,630 a               2,182,104
Cavco Industries, Inc.                                                                          75,782 a,b             2,564,463
Champion Enterprises, Inc.                                                                     428,860 a,b             4,039,861
Christopher & Banks Corp.                                                                      120,710 b               1,382,129
Courier Corp.                                                                                  112,290 b               3,706,693
Cox Radio, Inc., Class A                                                                       324,840 a,b             3,946,806
Drew Industries, Inc.                                                                          150,780 a,b             4,131,372
Entravision Communications Corp. CL A                                                          625,106 a,b             4,894,580
Ethan Allen Interiors, Inc.                                                                    165,230 b               4,709,055
Foot Locker, Inc.                                                                              207,330                 2,832,128
Gentex Corp.                                                                                   289,770 b               5,149,213
Jos a Bank Clothiers, Inc.                                                                     173,710 a,b             4,942,049
Kenneth Cole Productions, Inc., Cl. A                                                          227,230 b               3,974,253
Live Nation, Inc.                                                                              361,450 a,b             5,248,254
M.D.C. Holdings, Inc.                                                                          186,560 b               6,926,973
Meredith Corp.                                                                                  96,970                 5,331,411
Morton's Restaurant Group, Inc.                                                                194,465 a,b             1,814,358
New York & Co, Inc.                                                                            598,487 a,b             3,818,347
Panera Bread Co., Class A                                                                      118,680 a,b             4,251,118
Regis Corp.                                                                                    214,120                 5,986,795
Scholastic Corp.                                                                               283,370 a,b             9,886,779
Tenneco, Inc.                                                                                  268,093 a,b             6,989,185
The Children's Place Retail Stores, Inc.                                                       121,270 a,b             3,144,531
Timberland Co., Class A                                                                        227,100 a,b             4,105,968
Zale Corp.                                                                                     323,610 a,b             5,197,177
                                                                                                                     130,464,767
Consumer Staples--7.3%
BJ'S Wholesale Club, Inc.                                                                      216,260 a,b             7,316,076
Casey's General Stores, Inc.                                                                   327,510 b               9,697,571
Lancaster Colony Corp.                                                                          45,191                 1,794,083
Lance, Inc.                                                                                    256,606 b               5,239,894
Longs Drug Stores Corp.                                                                        272,240 b              12,795,280
Performance Food Group Co.                                                                     185,500 a,b             4,984,385
Ralcorp Holdings, Inc.                                                                         146,010 a,b             8,875,948
                                                                                                                      50,703,237
Energy--5.1%
CARBO Ceramics, Inc.                                                                           153,280                 5,702,016
Dril-Quip, Inc.                                                                                 91,463 a,b             5,090,831
Oil States International, Inc.                                                                  82,900 a,b             2,828,548
Penn Virginia Corp.                                                                            185,260 b               8,082,894
Pioneer Drilling Co.                                                                           119,560 a               1,420,373
Superior Well Services, Inc.                                                                    87,439 a,b             1,855,456
Tetra Technologies, Inc.                                                                       201,320 a,b             3,134,552
Unit Corp.                                                                                     159,000 a               7,353,750
                                                                                                                      35,468,420
Financial--16.5%
Anthracite Capital, Inc. REIT                                                                  475,150 b               3,440,086
Aspen Insurance Holdings Ltd.                                                                  134,740                 3,885,902
BankAtlantic Bancorp, Inc., Class A                                                            591,710 b               2,426,011
Care Investment Trust, Inc. REIT                                                               269,620                 2,895,719
Citizens Republic Bancorp Corp.                                                                241,280 b               3,500,973
Education Realty Trust, Inc. REIT                                                              319,146 b               3,587,201
Financial Federal Corp.                                                                        284,300 b               6,337,047
First Potomac Realty Trust REIT                                                                144,090 b               2,491,316
Firstmerit Corp.                                                                               310,270 b               6,208,503
Flushing Financial Corp.                                                                       184,240                 2,957,052
Hanover Insurance Group, Inc.                                                                   80,290                 3,677,282
Horace Mann Educators Corp.                                                                    219,730 b               4,161,686
Intervest Bancshares Corp.                                                                     125,708                 2,164,692
LandAmerica Financial Group, Inc.                                                               63,400                 2,120,730
Lasalle Hotel Properties REIT                                                                  124,930 b               3,985,267
Lexington Realty Trust REIT                                                                    335,190 b               4,873,663
Mission West Properties REIT                                                                   213,580 b               2,031,146
Old National Bancorp                                                                           310,930 b               4,651,513
Pacific Capital Bancorp                                                                        378,586 b               7,620,936
Philadelphia Consolidated Holding Corp.                                                        179,870 a               7,077,884
Piper Jaffray Cos.                                                                             190,690 a,b             8,832,761
Provident Bankshares Corp.                                                                     123,500 b               2,641,665
Redwood Trust, Inc. REIT                                                                       190,480 b               6,522,035
Southwest Bancorp, Inc.                                                                        176,855 b               3,241,752
Sterling Bancshares, Inc.                                                                      255,010                 2,845,912
Texas Capital Bancshares, Inc.                                                                 131,313 a,b             2,396,462
Washington Federal, Inc.                                                                       232,343                 4,904,761
Washington Trust Bancorp, Inc.                                                                  45,620 b               1,150,993
Wilmington Trust Corp.                                                                          51,900                 1,826,880
                                                                                                                     114,457,830
Health Care--12.1%
Air Methods Corp.                                                                              122,410 a,b             6,080,105
Amedisys, Inc.                                                                                 118,070 a,b             5,728,756
Computer Programs & Systems, Inc.                                                               80,509 b               1,830,775
Healthsouth Corp.                                                                              243,300 a,b             5,109,300
K-V Pharmaceutical Co., Class A                                                                156,714 a,b             4,472,618
Kensey Nash Corp.                                                                              111,044 a,b             3,322,436
Lifepoint Hospitals, Inc.                                                                      189,512 a,b             5,636,087
Magellan Health Services, Inc.                                                                 200,670 a,b             9,357,242
Medcath Corp.                                                                                  119,770 a               2,941,551
Medical Action Industries, Inc.                                                                176,125 a,b             3,672,206
Medicines Co.                                                                                  168,350 a               3,225,586
Odyssey HealthCare, Inc.                                                                       408,610 a               4,519,227
Pediatrix Medical Group, Inc.                                                                  126,860 a,b             8,645,509
Phase Forward, Inc.                                                                            271,170 a               5,897,947
Providence Service Corp.                                                                       221,100 a,b             6,221,754
Res-Care, Inc.                                                                                 284,134 a,b             7,148,811
                                                                                                                      83,809,910
Industrials--12.5%
American Ecology Corp.                                                                         204,630 b               4,804,712
Bowne & Co., Inc.                                                                              215,920 b               3,800,192
Casella Waste Systems, Inc., Class A                                                           432,840 a               5,644,234
Clean Harbors, Inc.                                                                            206,090 a,b            10,654,853
Comfort Systems USA, Inc.                                                                      164,550 b               2,102,949
Curtiss-Wright Corp.                                                                           121,660 b               6,107,332
Esterline Technologies Corp.                                                                   114,021 a,b             5,900,587
Heartland Express, Inc.                                                                        196,600 b               2,787,788
Granite Construction, Inc.                                                                     154,120                 5,576,062
II-VI, Inc.                                                                                    129,640 a,b             3,960,502
Landstar System, Inc.                                                                           68,620                 2,892,333
LECG Corp.                                                                                     363,220 a,b             5,470,093
McGrath Rentcorp.                                                                              220,570                 5,679,677
Moog, Inc., Class A                                                                            161,460 a,b             7,396,483
Tetra Tech, Inc.                                                                               234,713 a,b             5,046,329
United Stationers, Inc.                                                                         64,120 a               2,962,985
Waste Connections, Inc.                                                                        176,339 a,b             5,448,875
                                                                                                                      86,235,986
Materials--2.5%
AMCOL International Corp.                                                                       94,430 b               3,402,313
Compass Minerals International, Inc.                                                           121,770                 4,992,570
Glatfelter                                                                                     231,280 b               3,540,897
Neenah Paper, Inc.                                                                             121,380 b               3,538,227
Wausau Paper Corp.                                                                             223,090                 2,005,579
                                                                                                                      17,479,586
Technology--18.3%
Aspen Technology, Inc.                                                                         363,850 a               5,901,647
Avid Technology, Inc.                                                                          167,000 a,b             4,732,780
Cirrus Logic, Inc.                                                                             649,330 a,b             3,428,462
Comtech Telecommunications Corp.                                                               140,350 a,b             7,580,303
Cray, Inc.                                                                                     550,640 a               3,298,334
Cymer, Inc.                                                                                    132,080 a,b             5,141,874
Electronics for Imaging, Inc.                                                                  355,400 a,b             7,989,392
Emulex Corp.                                                                                   284,360 a,b             4,640,755
Epicor Software Corp.                                                                          318,860 a,b             3,756,171
EPIQ Systems, Inc.                                                                             232,861 a,b             4,054,110
FEI Co.                                                                                        185,250 a,b             4,599,757
Harris Stratex Networks, Inc., Cl. A                                                           244,260 a               4,079,142
Interwoven, Inc.                                                                               215,400 a               3,062,988
Ixia                                                                                           104,240 a,b               988,195
Mercury Computer Systems, Inc.                                                                 216,640 a,b             3,490,070
Microsemi Corp.                                                                                228,300 a,b             5,054,562
MKS Instruments, Inc.                                                                          154,130 a,b             2,950,048
MTS Systems Corp.                                                                              144,210 b               6,153,441
Net Gear, Inc.                                                                                 217,610 a,b             7,762,149
NIC, Inc.                                                                                      528,290 b               4,458,768
Parametric Technology Corp.                                                                    305,690 a               5,456,566
Powerwave Technologies, Inc.                                                                   886,662 a,b             3,573,248
Rogers Corp.                                                                                   130,330 a,b             5,652,412
Rudolph Technologies, Inc.                                                                     218,730 a,b             2,476,024
SRA International, Inc., Class A                                                               245,870 a,b             7,240,871
Sybase, Inc.                                                                                   220,550 a,b             5,754,149
Teradyne, Inc.                                                                                 304,690 a               3,150,495
                                                                                                                     126,426,713
Telecommunication Services--1.2%
Cincinnati Bell, Inc.                                                                        1,700,820 a               8,078,895

Utilities--4.7%
Black Hills Corp.                                                                              144,630 b               6,378,183
El Paso Electric Co.                                                                           199,570 a               5,103,005
Hawaiian Electric Industries, Inc.                                                             147,230                 3,352,427
IDACORP, Inc.                                                                                  152,940                 5,386,547
PNM Resources, Inc.                                                                            340,580                 7,305,441
Portland General Electric Co.                                                                  160,560                 4,460,357
SJW Corp.                                                                                       24,670 b                 855,309
                                                                                                                      32,841,269
Total Equities
Total Equities (Cost $695,565,874)                                                                                   685,966,613

SHORT-TERM INVESTMENTS--0.1%                                       Rate       Maturity        Par Value
                                                                   ----       --------        ---------
U.S. Government--0.1%
U.S. Treasury Bill (Cost $432,356)                                 2.77%     3/20/2008         435,000 c,d               432,031

INVESTMENT OF CASH COLLATERAL--17.4%                                                         Shares
                                                                                             ------
BlackRock Cash Strategies L.L.C. (Cost $120,513,220)                                       120,513,220               120,513,220
TOTAL UNAFFILIATED INVESTMENTS (Cost $816,511,450)                                                                   806,911,864

AFFILIATED INVESTMENTS--5.0%
Dreyfus institutional Preferred Plus Money Market Fund                                       8,690,268 e               8,690,268
Dreyfus Institutional Cash Advantage Fund                                                   26,078,717 e,f            26,078,717
                                                                                                                  --------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $34,768,985)                                                                     34,768,985
                                                                                                                  --------------
TOTAL INVESTMENTS--121.5% (Cost $851,280,435)                                                                        841,680,849
LIABILITIES IN EXCESS OF OTHER ASSETS--(21.5%)                                                                      (148,586,752)
                                                                                                                  --------------
NET ASSETS--100%                                                                                                     693,094,097
                                                                                                                  ==============

Notes to Schedule of Investments:
REIT-Real Estate Investment Trust
a    Non-income producing security.
b    Security, or a portion of thereof, was on loan at December 31, 2007.
c    Rate noted is yield to maturity.
d    Denotes all or part of security pledged as collateral.
e    Affiliated institutional money market fund.
f    Investment of security lending cash collateral.

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $851,280,435. Net unrealized depreciation on investments was $9,599,586 of which $57,540,852 related to appreciated investment securities and $67,140,438 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.


At December 31, 2007, the fund held the following futures contracts:

                                                                                Underlying Face       Unrealized
Contract                                    Position     Expiration Date        Amount at Value       Appreciation
---------------------------------------------------------------------------------------------------------------------
Rough Rice Index (55 Contracts)             Long         3/14/2008              $4,247,100                 $23,265
                                                                                                      ============

Mellon Institutional Funds Investment Trust
The Boston Company Small Cap Value Fund II
Schedule of Investments--December 31, 2007 (Unaudited)

Security                                                                              Shares           Value ($)
-----------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--102.1%

Equities--99.3%

Consumer Discretionary--16.0%
AnnTaylor Stores Corp.                                                                2,560  a          65,434
Belo Corp., Class A                                                                   3,490             60,866
Champion Enterprises, Inc.                                                            3,720  a,b        35,042
Foot Locker, Inc.                                                                     3,800             51,908
Gentex Corp.                                                                          3,060             54,376
Hearst-Argyle Television, Inc.                                                        1,980             43,778
Jos a Bank Clothiers, Inc.                                                            1,520  a,b        43,244
Live Nation, Inc.                                                                     2,990  a          43,415
Liz Claiborne, Inc.                                                                     470  b           9,565
M.D.C. Holdings, Inc.                                                                 1,620             60,151
Meredith Corp.                                                                          810             44,534
New York Times Co., Class A                                                           3,280             57,498
OfficeMax, Inc.                                                                       2,060             42,560
Panera Bread Co., Class A                                                             1,050  a,b        37,611
Regis Corp.                                                                           1,800             50,328
Scholastic Corp.                                                                      2,020  a          70,478
Tenneco, Inc.                                                                         2,280  a          59,440
Timberland Co., Class A                                                               1,950  a          35,256
Williams-Sonoma, Inc.                                                                 2,480             64,232
Zale Corp.                                                                            2,700  a,b        43,362
                                                                                                       973,078
Consumer Staples--5.7%
BJ'S Wholesale Club, Inc.                                                             1,900  a          64,277
J.M. Smucker Co.                                                                      1,160             59,670
Longs Drug Stores Corp.                                                               2,310            108,570
Ralcorp Holdings, Inc.                                                                1,940  a         117,933
                                                                                                       350,450
Energy--5.8%
Cabot Oil and Gas Corp.                                                               1,830             73,877
CARBO Ceramics, Inc.                                                                  1,260             46,872
Oil States International, Inc.                                                          870  a          29,684
Patterson-UTI Energy, Inc.                                                              700             13,664
Penn Virginia Corp.                                                                   2,670            116,492
Unit Corp.                                                                            1,540  a          71,225
                                                                                                       351,814
Financial--17.7%
Alexandria Real Estate Equities, Inc. - REIT                                            560  b          56,935
Aspen Insurance Holdings Ltd.                                                         1,690             48,740
City National Corp.                                                                   1,160             69,078
Conseco, Inc.                                                                         4,830  a          60,665
Cullen/Frost Bankers, Inc.                                                            1,430             72,444
Fidelity National Financial, Inc., Class A                                            1,280             18,701
Firstmerit Corp.                                                                      2,730             54,627
Fulton Financial Corp.                                                                5,840             65,525
Hanover Insurance Group, Inc.                                                         1,620             74,196
Health Care, Inc. - REIT                                                              1,500             67,035
Lasalle Hotel Properties - REIT                                                         930             29,667
Lexington Realty Trust - REIT                                                         2,720  b          39,549
Philadelphia Consolidated Holding Corp.                                               1,740  a          68,469
Piper Jaffray Cos.                                                                    1,650  a          76,428
Protective Life Corp.                                                                 1,480             60,710
Raymond James Financial, Inc.                                                         1,740             56,828
Redwood Trust, Inc. - REIT                                                            1,600  b          54,784
Washington Federal, Inc.                                                              1,990             42,009
Wilmington Trust Corp.                                                                1,790             63,008
                                                                                                     1,079,398
Health Care--13.9%
Charles River Laboratories International, Inc.                                        1,930  a         126,994
Endo Pharmaceuticals Holdings, Inc.                                                     990  a          26,402
Healthsouth Corp.                                                                     2,130  a,b        44,730
Hillenbrand Industries, Inc.                                                          1,190             66,319
Invitrogen Corp.                                                                      1,370  a         127,972
Lifepoint Hospitals, Inc.                                                             1,860  a          55,316
Magellan Health Services, Inc.                                                        1,490  a          69,479
MDS, Inc.                                                                             2,620  a          50,959
Medicines Co.                                                                         1,630  a          31,231
Pediatrix Medical Group, Inc.                                                         1,590  a         108,359
PerkinElmer, Inc.                                                                     2,260             58,805
Universal Health Services, Inc., Class B                                              1,600             81,920
                                                                                                       848,486
Industrials--13.0%
Alliant Techsystems, Inc.                                                               580  a          65,981
Brink's Co.                                                                           1,160             69,298
Clean Harbors, Inc.                                                                   1,120  a          57,904
Corrections Corp. of America                                                          2,510  a          74,070
Curtiss-Wright Corp.                                                                  1,050             52,710
Esterline Technologies Corp.                                                            940  a          48,644
Granite Construction, Inc.                                                            1,380             49,928
Heartland Express, Inc.                                                                 810             11,486
IKON Office Solutions, Inc.                                                           5,810  b          75,646
Landstar System, Inc.                                                                   700             29,505
MSC Industrial Direct Co. Inc., Class A                                               1,200             48,564
Quanta Services, Inc.                                                                 1,280  a          33,587
Steelcase, Inc., Class A                                                              4,020             63,797
Thomas & Betts Corp.                                                                    740  a          36,290
Waste Connections, Inc.                                                               2,510  a          77,559
                                                                                                       794,969
Materials--4.3%
Cytec Industries, Inc.                                                                1,000             61,580
FMC Corp.                                                                             1,860            101,463
International Flavors and Fragrances, Inc.                                              610             29,359
Reliance Steel & Aluminum Co.                                                         1,280             69,376
                                                                                                       261,778
Technology--13.9%
Aspen Technology, Inc.                                                                1,160  a          18,815
Avid Technology, Inc.                                                                 1,520  a          43,077
Brocade Communications Systems, Inc.                                                  6,510  a          47,783
Comtech Telecommunications Corp.                                                        780  a          42,128
Cymer, Inc.                                                                           1,150  a          44,770
Electronics for Imaging, Inc.                                                         3,000  a          67,440
Emulex Corp.                                                                          2,470  a          40,310
FEI Co.                                                                               1,630  a          40,473
Hewitt Associates, Inc., Class A                                                      1,470  a          56,286
Ingram Micro, Inc., Class A                                                           2,300  a          41,492
Microsemi Corp.                                                                       1,930  a          42,730
MKS Instruments, Inc.                                                                 1,280  a          24,499
Net Gear, Inc.                                                                        1,910  a          68,130
Parametric Technology Corp.                                                           3,400  a          60,690
Powerwave Technologies, Inc.                                                          7,380  a,b        29,741
SRA International, Inc., Class A                                                      2,060  a          60,667
Sybase, Inc.                                                                          2,710  a          70,704
Teradyne, Inc.                                                                        4,700  a          48,598
                                                                                                       848,333
Telecommunication Services--1.2%
Cincinnati Bell, Inc.                                                                15,000  a          71,250

Utilities--7.8%
AGL Resources, Inc.                                                                   1,850             69,634
Atmos Energy Corp.                                                                    2,140             60,006
Black Hills Corp.                                                                     1,200             52,920
Hawaiian Electric Industries, Inc.                                                    2,020  b          45,995
IDACORP, Inc.                                                                         1,300  b          45,786
PNM Resources, Inc.                                                                   2,830             60,704
Portland General Electric Co.                                                         2,200             61,116
UGI Corp.                                                                             2,840             77,390
                                                                                                       473,551
Total Equities (Cost $6,488,080)                                                                     6,053,107

INVESTMENT OF CASH COLLATERAL--2.8%
BlackRock Cash Strategies L.L.C. (Cost $170,879)                                    170,879            170,879

TOTAL UNAFFILIATED INVESTMENTS  (Cost $6,658,959)                                                    6,223,986


AFFILIATED INVESTMENTS--19.5%
Dreyfus Institutional Preferred Plus Money Market Fund                              933,200  c         933,200
Dreyfus Institutional Cash Advantage Fund                                           257,139  c,d       257,139
                                                                                                 -------------
TOTAL AFFILIATED INVESTMENTS  (Cost $1,190,339)                                                      1,190,339

TOTAL INVESTMENTS--121.6% (cost $7,849,298)                                                          7,414,325
LIABILITIES IN EXCESS OF OTHER ASSETS--(21.6%)
                                                                                                    (1,318,731)
                                                                                                 -------------
NET ASSETS--100%                                                                                     6,095,594
                                                                                                 =============


Notes to Schedule of Investments:
REIT--Real Estate Investment Trust
a    Non-income producing security.
b    Security, or a portion of thereof, was on loan at December 31, 2007.
c    Affiliated institutional money market fund.
d    Investment of security lending cash collateral.

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $7,849,298. Net unrealized depreciation on investments was $434,973 of which $179,701 related to appreciated investment securities and $614,674 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Mellon Institutional Funds Investment Trust
The Boston Company Small Cap Tax-Sensitive Equity Fund
Schedule of Investments--December 31, 2007 (Unaudited)

Security                                                                                              Shares            Value ($)
----------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--112.1%

EQUITIES--97.3%
Consumer Discretionary--13.7%
Bright Horizons Family Solutions, Inc.                                                              52,520  a,b        1,814,041
Corinthian Colleges, Inc.                                                                          216,050  a,b        3,327,170
DeVry, Inc.                                                                                         51,730             2,687,891
Interface, Inc., Class A                                                                           235,790  b          3,848,093
JOS A Bank Clothiers, Inc.                                                                          82,260  a,b        2,340,297
Lions Gate Entertainment Corp.                                                                     397,350  a          3,743,037
Pacific Sunware of California                                                                      235,060  a,b        3,316,697
Panera Bread Co., Class A                                                                           52,850  a          1,893,087
Playboy Enterprises, Inc., Class B                                                                 109,230  a            996,178
Polaris Industries, Inc.                                                                            69,100  b          3,300,907
Red Robin Gourmet Burgers, Inc.                                                                    100,670  a          3,220,433
Steiner Leisure Ltd.                                                                                62,279  a          2,750,241
Systemax, Inc.                                                                                      61,550             1,250,696
THQ, Inc.                                                                                          117,420  a,b        3,310,070
True Religion Apparel, Inc.                                                                         97,950  a,b        2,091,233
WMS Industries, Inc.                                                                                78,430  a,b        2,873,675
                                                                                                                      42,763,746
Consumer Staples--6.9%
Alberto-Culver Co.                                                                                 144,740  b          3,551,920
Bare Escentuals, Inc.                                                                              130,648  a,b        3,168,214
Diamond Foods, Inc.                                                                                 50,242  b          1,076,686
Hain Celestial Group, Inc.                                                                          51,840  a,b        1,658,880
Hansen Natural Corp.                                                                                34,920  a,b        1,546,607
Inter Parfums, Inc.                                                                                  8,061  b            144,856
Longs Drug Stores Corp.                                                                             63,240  b          2,972,280
Nu Skin Enterprises, Inc., Class A                                                                 134,160  b          2,204,249
Ruddick Corp.                                                                                       63,750  b          2,210,212
United Natural Foods, Inc.                                                                          92,600  a          2,937,272
                                                                                                                      21,471,176
Energy--7.7%
Berry Petroleum Co., Class A                                                                        75,440  b          3,353,308
Comstock Resources, Inc.                                                                           100,970  a          3,432,980
Dril-Quip, Inc.                                                                                     71,970  a          4,005,850
GMX Resources, Inc.                                                                                 34,220  a,b        1,104,622
Overseas Shipholding Group, Inc.                                                                    32,420  b          2,413,021
Penn Virginia Corp.                                                                                 98,487  b          4,296,988
St. Mary Land & Exploration Co.                                                                     63,920  b          2,467,951
W-H Energy Services, Inc.                                                                           47,790  a          2,686,276
                                                                                                                      23,760,996
Financial--7.0%
Arch Capital Group Ltd.                                                                             24,590  a          1,729,906
Cardtronics, Inc.                                                                                   92,210  a            932,243
First Mercury Financial Corp.                                                                       77,228  a          1,884,363
Investment Technology Group, Inc.                                                                  110,230  a          5,245,846
Max Capital Group Ltd.                                                                              37,900             1,060,821
OptionsXpress Holdings, Inc.                                                                       105,810  b          3,578,494
RLI Corp.                                                                                           46,100             2,618,019
Signature Bank                                                                                      29,980  a          1,011,825
Waddell & Reed Financial, Inc., Class A                                                            105,830             3,819,405
                                                                                                                      21,880,922
Health Care--25.6%
Amedisys, Inc.                                                                                      69,660  a,b        3,379,903
Applera Corp.- Celera Genomics Group                                                               104,270  a,b        1,654,765
Array Biopharma, Inc.                                                                              138,690  a,b        1,167,770
Biodel, Inc.                                                                                        16,185  a            375,977
Bruker BioSciences Corp.                                                                           293,620  a          3,905,146
Covance, Inc.                                                                                       45,390  a          3,931,682
Dexcom, Inc.                                                                                        56,920  a            502,604
Enzon Pharmaceuticals, Inc.                                                                        171,220  a,b        1,631,727
Exelixis, Inc.                                                                                     199,840  a,b        1,724,619
Hansen Medical, Inc.                                                                                42,490  a,b        1,272,151
Hologic, Inc.                                                                                       53,879  a,b        3,698,254
Indevus Pharmaceuticals, Inc.                                                                      147,160  a,b        1,022,762
Integra LifeSciences Holdings Corp.                                                                 57,750  a,b        2,421,457
Isis Pharmaceuticals, Inc.                                                                          95,220  a,b        1,499,715
Natus Medical, Inc.                                                                                251,070  a,b        4,858,204
NuVasive, Inc.                                                                                      36,710  a,b        1,450,779
NxStage Medical, Inc.                                                                               98,840  a          1,499,403
Pediatrix Medical Group, Inc.                                                                       79,550  a          5,421,332
PerkinElmer, Inc.                                                                                  137,770             3,584,775
Phase Forward, Inc.                                                                                113,870  a,b        2,476,672
Psychiatric Solutions, Inc.                                                                        128,310  a,b        4,170,075
Regeneron Pharmaceuticals, Inc.                                                                     89,600  a          2,163,840
Respironics, Inc.                                                                                  105,608  a          6,915,212
Sangamo Biosciences, Inc.                                                                          100,000  a,b        1,309,000
Sirtris Pharmaceuticals, Inc.                                                                      102,260  a,b        1,399,939
Thermo Fisher Scientific, Inc.                                                                      76,240  a,b        4,397,523
Thoratec Corp.                                                                                      90,499  a,b        1,646,177
VCA Antech, Inc.                                                                                   108,020  a          4,777,725
Wright Medical Group, Inc.                                                                         188,000  a,b        5,483,960
                                                                                                                      79,743,148
Industrials--8.9%
AAR Corp.                                                                                           93,040  a,b        3,538,311
Actuant Corp., Class A                                                                              83,180             2,828,952
Bucyrus International, Inc., Class A                                                                23,216             2,307,438
Copart, Inc.                                                                                        78,850  a          3,355,067
Hurco Companies, Inc.                                                                               35,150  a          1,534,297
McGrath Rentcorp.                                                                                  103,540  b          2,666,155
MSC Industrial Direct Co. Inc., Class A                                                             63,010  b          2,550,015
Quanta Services, Inc.                                                                              132,050  a,b        3,464,992
Ritchie Bros. Auctioneers, Inc.                                                                     12,810             1,059,387
Stanley, Inc.                                                                                       39,060  a,b        1,250,701
URS Corp.                                                                                           60,408  a,b        3,281,967
                                                                                                                      27,837,282
Materials--3.8%
American Vanguard Corp.                                                                            100,130  b          1,737,255
Century Aluminum Co.                                                                                31,540  a,b        1,701,268
H.B. Fuller Co.                                                                                    102,280  b          2,296,186
Haynes International, Inc.                                                                          20,340  a          1,413,630
LSB Industries, Inc.                                                                                 8,284  a            233,774
Minefinders Corp. Ltd.                                                                              18,360  a            207,468
Royal Gold, Inc.                                                                                    71,980             2,196,830
Silver Wheaton Corp.                                                                               116,340  a          1,974,290
                                                                                                                      11,760,701
Technology--22.2%
Broadridge Financial Solutions, Inc.                                                               155,370             3,484,949
CACI International, Inc., Class A                                                                   59,420  a,b        2,660,233
Cymer, Inc.                                                                                         61,056  a,b        2,376,910
Diodes, Inc.                                                                                        57,810  a,b        1,738,347
DivX, Inc.                                                                                          45,460  a            636,440
Eagle Test Systems, Inc.                                                                           108,287  a          1,383,908
Euronet Worldwide, Inc.                                                                            107,030  a,b        3,210,900
FLIR Systems, Inc.                                                                                  81,100  a,b        2,538,430
Forrester Research, Inc.                                                                            80,960  a,b        2,268,499
Informatica Corp.                                                                                  130,110  a,b        2,344,582
InterDigital, Inc.                                                                                  62,430  a,b        1,456,492
Intervoice, Inc.                                                                                   144,330  a,b        1,153,197
Jack Henry & Associates, Inc.                                                                       66,390             1,615,933
ManTech International Corp., Class A                                                                87,900  a          3,851,778
Micrel, Inc.                                                                                       291,050             2,459,372
Microsemi Corp.                                                                                     72,460  a,b        1,604,264
Net Gear, Inc.                                                                                     129,410  a,b        4,616,055
O2Micro International Ltd. - ADR                                                                    86,690  a          1,000,403
QAD, Inc.                                                                                          143,580  b          1,341,037
RF Micro Devices, Inc.                                                                             437,190  a,b        2,496,355
SkillSoft PLC -  ADR                                                                               271,140  a          2,592,098
Standard Microsytems Corp.                                                                          67,770  a          2,647,774
Tech Data Corp.                                                                                     87,330  a          3,294,088
Technitrol, Inc                                                                                     65,740             1,878,849
Tessera Technologies, Inc.                                                                          65,790  a          2,736,864
The Ultimate Software Group, Inc.                                                                   31,210  a,b          982,179
Tibco Software, Inc.                                                                               180,627  a          1,457,660
TTM Technologies, Inc.                                                                             135,710  a          1,582,379
ValueClick, Inc.                                                                                   152,340  a          3,336,246
Virtusa Corp.                                                                                       95,691  a          1,658,325
Wright Express Corp.                                                                                72,130  a          2,559,894
                                                                                                                      68,964,440
Telecommunication Services--1.5%
NeuStar, Inc., Class A                                                                             164,540  a,b        4,719,007
Total Equities (Cost $275,102,699)                                                                                   302,901,418

SHORT-TERM INVESTMENTS--0.2%                                        Rate          Maturity       Par Value
                                                                    ----          --------       ---------
U.S. Government--0.2%
U.S. Treasury Bill (Cost $710,654)                                  2.77%         3/20/2008        715,000  c,d          710,120

INVESTMENT OF CASH COLLATERAL--14.6%                                                              Shares
                                                                                                ----------
BlackRock Cash Strategies L.L.C.  (Cost $45,608,078)                                            45,608,078            45,608,078

TOTAL UNAFFILIATED INVESTMENTS (Cost $321,421,431)                                                                   349,219,616

AFFILIATED INVESTMENTS--11.8%
Dreyfus Institutional Preferred Plus Money Market Fund                                          21,522,285  e         21,522,285
Dreyfus Institutional Cash Advantage Fund                                                       15,090,041  e,f       15,090,041
                                                                                                                  --------------
TOTAL AFFILIATED INVESTMENTS (Cost $36,612,326)                                                                       36,612,326


TOTAL INVESTMENTS--123.9% (Cost $358,033,757)                                                                        385,831,942
                                                                                                                  --------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(23.9%)                                                                       (74,436,747)
                                                                                                                  --------------
NET ASSETS--100%                                                                                                     311,395,195
                                                                                                                  ==============

Notes to Schedule of Investments:
ADR - American Depository Receipts
a    Non-income producing security.
b    Security, or a portion of thereof, was on loan at December 31, 2007.
c Denotes all or part of security segregated as collateral for futures transactions.
d    Rate noted is yield to maturity.
e    Affilated institutional money market fund.
f    Investment of security lending cash collateral.

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $358,033,757. Net unrealized appreciation on investments was $27,798,185 of which $36,032,864 related to appreciated investment securities and $8,234,679 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Mellon Institutional Funds Investment Trust
The Boston Company Small/ Mid Cap Growth Fund
Schedule of Investments--December 31, 2007 (Unaudited)

Security                                                                                             Shares              Value ($)
----------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--101.4%

Equities--97.8%
Consumer Discretionary--12.0%
Abercrombie & Fitch Co., Class A                                                                    2,380               190,329
Bright Horizons Family Solutions, Inc.                                                              3,520   a           121,581
Corinthian Colleges, Inc.                                                                          16,510   a           254,254
DeVry, Inc.                                                                                         3,720               193,291
Gentex Corp.                                                                                        9,850               175,035
Interface, Inc., Class A                                                                           15,730               256,714
Lions Gate Entertainment Corp.                                                                     28,668   a           270,053
Panera Bread Co., Class A                                                                           4,220   a,b         151,160
Phillips-Van Heusen Corp.                                                                           2,520                92,887
THQ, Inc.                                                                                           9,380   a           264,422
Steiner Leisure Ltd.                                                                                4,790   a           211,526
THQ, Inc.                                                                                           9,380   a           264,422
Tiffany & Co.                                                                                       5,440               250,403
WMS Industries, Inc.                                                                                6,140   a           224,970
XM Satellite Radio Holdings, Inc., Class A                                                         15,060   a           184,334
                                                                                                                      3,102,957
Consumer Staples--7.8%
Alberto-Culver Co.                                                                                 11,380               279,265
Bare Escentuals, Inc.                                                                              10,130   a           245,652
Church & Dwight Co., Inc.                                                                           5,310               287,112
Hain Celestial Group, Inc.                                                                          3,990   a           127,680
Hansen Natural Corp.                                                                                6,060   a           268,397
Herbalife Ltd.                                                                                      3,290               132,521
Inter Parfums, Inc.                                                                                   640                11,501
Longs Drug Stores Corp.                                                                             4,570               214,790
Ruddick Corp.                                                                                       6,340               219,808
United Natural Foods, Inc.                                                                          7,240   a           229,653
                                                                                                                      2,016,379
Energy--8.3%
CNX Gas Corp.                                                                                       8,230   a,b         262,948
Comstock Resources, Inc.                                                                            7,970   a           270,980
Denbury Resources, Inc.                                                                             5,100   a           151,725
Massey Energy Co.                                                                                   8,520               304,590
Overseas Shipholding Group, Inc.                                                                    3,500               260,505
Penn Virginia Corp.                                                                                 7,440               324,607
Range Resources Corp.                                                                               6,750               346,680
Tidewater, Inc.                                                                                     4,080               223,829
                                                                                                                      2,145,864
Financial--10.1%
Arch Capital Group Ltd.                                                                             2,990   a           210,346
Investment Technology Group, Inc.                                                                   8,840   a           420,696
MF Global Ltd.                                                                                      9,370   a           294,874
OptionsXpress Holdings, Inc.                                                                        8,510               287,808
Plum Creek Timber Co., Inc. - REIT                                                                 10,160               467,766
Raymond James Financial, Inc.                                                                       8,430               275,324
RLI Corp.                                                                                           3,680               208,987
Waddell & Reed Financial, Inc., Class A                                                            12,450               449,321
                                                                                                                      2,615,122
Health Care--18.3%
Bruker BioSciences Corp.                                                                           23,100   a           307,230
Covance, Inc.                                                                                       4,000   a           346,480
Exelixis, Inc.                                                                                     16,060   a           138,598
Henry Schein, Inc.                                                                                  5,510   a           338,314
Hologic, Inc.                                                                                       6,059   a           415,890
Integra LifeSciences Holdings Corp.                                                                 4,150   a,b         174,010
NuVasive, Inc.                                                                                      2,630   a           103,938
Pediatrix Medical Group, Inc.                                                                       6,700   a           456,605
PerkinElmer, Inc.                                                                                  15,710               408,774
Psychiatric Solutions, Inc.                                                                        10,880   a           353,600
Respironics, Inc.                                                                                   8,617   a           564,241
Thermo Fisher Scientific, Inc.                                                                      4,800   a           276,864
VCA Antech, Inc.                                                                                    9,560   a           422,839
Wright Medical Group, Inc.                                                                         14,050   a           409,839
                                                                                                                      4,717,222
Industrials--9.5%
AAR Corp.                                                                                           6,880   a           261,646
Actuant Corp., Class A                                                                              6,670               226,847
Bucyrus International, Inc., Class A                                                                1,670               165,981
Copart, Inc.                                                                                        6,340   a           269,767
Foster Wheeler Ltd.                                                                                 1,340   a           207,727
Hubbell, Inc., Class B                                                                              5,020               259,032
Joy Global, Inc.                                                                                    2,250               148,095
MSC Industrial Direct Co. Inc., Class A                                                             5,710               231,084
Quanta Services, Inc.                                                                              10,570   a           277,357
Ritchie Bros. Auctioneers, Inc.                                                                     1,050                86,835
URS Corp.                                                                                           5,940   a           322,720
                                                                                                                      2,457,091
Materials--3.4%
Airgas, Inc.                                                                                        5,990               312,139
AptarGroup, Inc.                                                                                    5,670               231,960
Royal Gold, Inc.                                                                                    5,650               172,438
Silver Wheaton Corp.                                                                                9,110   a,b         154,597
                                                                                                                        871,134
Technology--24.3%
Akamai Technologies, Inc.                                                                           7,980   a,b         276,108
Amdocs Ltd.                                                                                         5,930               204,407
Arrow Electronics, Inc.                                                                             5,310   a           208,577
BMC Software, Inc.                                                                                  9,530   a           339,649
Broadridge Financial Solutions, Inc.                                                               12,190               273,422
CACI International, Inc., Class A                                                                   5,810   a           260,114
Cymer, Inc.                                                                                         5,240   a           203,993
Diodes, Inc.                                                                                        4,535   a           136,367
Euronet Worldwide, Inc.                                                                             8,370   a,b         251,100
FLIR Systems, Inc.                                                                                  3,990   a           124,887
Global Payments, Inc.                                                                               8,230               382,860
Harris Corp.                                                                                        2,260               141,657
Hewitt Associates, Inc., Class A                                                                    8,870   a           339,632
Ingram Micro, Inc., Class A                                                                        17,160   a           309,566
InterDigital, Inc.                                                                                  6,240   a           145,579
Iron Mountain, Inc.                                                                                 5,750   a           212,865
Jack Henry & Associates, Inc.                                                                       5,330               129,732
McAfee, Inc.                                                                                        7,830   a           293,625
Microsemi Corp.                                                                                     5,660   a,b         125,312
National Semiconductor Corp.                                                                        5,880               133,123
Net Gear, Inc.                                                                                      9,930   a           354,203
RF Micro Devices, Inc.                                                                             34,080   a,b         194,597
Synopsys, Inc.                                                                                      8,730   a           226,369
Tessera Technologies, Inc.                                                                          5,110   a           212,576
Tibco Software, Inc.                                                                               14,900   a           120,243
ValueClick, Inc.                                                                                   12,190   a           266,961
Verisign, Inc.                                                                                      5,420   a,b         203,846
Wright Express Corp.                                                                                5,770   a           204,777
                                                                                                                      6,276,147
Telecommunication Services--1.9%

NeuStar, Inc., Class A                                                                             16,680   a,b         478,382
Utilities--2.2%
Energen Corp.                                                                                       4,590               294,816
Wisconsin Energy Corp.                                                                              5,430               264,495
                                                                                                                        559,311
Total Equities(cost $23,963,731)                                                                                     25,239,609

                                                                                                    Par
SHORT-TERM INVESTMENTS--0.3%                                   Rate             Maturity            Value
                                                            ----------        ------------       -----------
U.S. Government--0.3%
U.S. Treasury Bill (Cost $64,605)                              2.77%            3/20/2008           65,000  c,d          64,556

INVESTMENT IN CASH COLLATERAL--3.3%                                                               Shares
                                                                                                ----------
BlackRock Cash Strategies L.L.C(Cost $847,535)                                                    847,535               847,535

TOTAL UNAFFILIATED INVESTMENTS (Cost $24,875,871)                                                                    26,151,700


AFFILIATED INVESTMENT--5.9%
Dreyfus Institutional Prefered Plus Money Market Fund                                             961,051   e           961,051
Dreyfus Institutional Cash Advantage Fund                                                         573,562   e,f         573,562
                                                                                                                   ------------
TOTAL AFFILIATED INVESTMENTS (Cost $1,534,613)                                                                        1,534,613
                                                                                                                   ------------



TOTAL INVESTMENTS--107.3% (cost $26,410,484)                                                                         27,686,313
LIABILITIES IN EXCESS OF OTHER ASSETS--(7.3%)                                                                        (1,881,596)
                                                                                                                   ------------
NET ASSETS--100.0%                                                                                                   25,804,717
                                                                                                                   ============


Notes to Schedule of Investments:
REIT--Real Estate Investment Trust.
a    Non-income producing security.
b    Security, or a portion of thereof, was on loan at December 31, 2007.
c    Rate noted is yield to maturity.
d Denotes all or part of security segregated as collateral for futures transactions.
e    Affiliated institutional money market fund.
f    Investment of security lending cash collateral.

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $26,410,484. Net unrealized appreciation on investments was $1,275,829 of which $1,935,561 related to appreciated investment securities and $659,732 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2 -- Controls and Procedures.
         (a) The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

                  These officers have determined, however, that as of and prior to December 31, 2007 and continuing until March 10, 2008, the Registrant had a significant deficiency in its internal control over financial reporting related to the accounting for the investment of cash collateral derived from securities lending activities in interests in cash collateral pooled investment vehicles. Since December 31, 2007, but prior to the date of this filing, management has revised its internal control over financial reporting to improve the effectiveness of the controls to ensure that the investment in pooled investment vehicles of cash collateral derived from securities lending activities is accounted for properly. As a result of this deficiency, the schedules of investments as of December 31, 2007, of Mellon Equity Large Cap Growth Fund, Mellon Equity Micro Cap Fund, The Boston Company Emerging Markets Core Equity Fund, The Boston Company International Core Equity Fund, The Boston Company Small Cap Growth Fund, The Boston Company Small Cap Value Fund, The Boston Company Small Cap Value Fund II, The Boston Company Small Cap Tax-Sensitive Equity Fund, and The Boston Company Small/Mid Cap Growth Fund were revised from those initially filed with the Commission on Form N-Q on February 28, 2008, in order to appropriately account for such investments.

         (b) There have been no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's first fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting. However, as discussed above, subsequent to December 31, 2007, the Registrant's internal control over financial reporting was enhanced.

Item 3 -- Exhibits.

         Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        MELLON INSTITUTIONAL FUNDS
                                        INVESTMENT TRUST

                                        By:   /s/ STEVEN M. ANDERSON
                                              ---------------------------------
                                              Steven M. Anderson
                                              Treasurer

                                        Date: April 22, 2008


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        By:    /s/ STEVEN M. ANDERSON
                                               --------------------------------
                                               Steven M. Anderson
                                               Treasurer

                                        Date:  April 22, 2008


                                        By:    /s/ J. DAVID OFFICER
                                               --------------------------------
                                               J. David Officer
                                               President

                                        Date:  April 22, 2008